UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-644-1800

Date of fiscal year end: June 30

Date of reporting period: July 1, 2024 – December 31, 2024

Item 1.	Report to Shareholders.

(a)

This semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class C for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CEMGX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$100	2.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class C	MSCI Emerging Markets Index
Dec'24	15588	14293
Dec'23	14378	13295
Dec'22	11487	12105
Dec'21	13335	15149
Dec'20	12611	15544
Dec'19	11720	13139
Dec'18	9889	11095
Dec'17	11926	12987
Dec'16	9278	9460
Dec'15	8817	8508
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$939,876,033
# of Portfolio Holdings	66
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,664,193

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	8.41%	5.87%	4.54%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Tech Hardware & Semiconductors 20.63%
Banking 16.67%
Real Estate 10.18%
Media 7.74%
Consumer Discretionary Products 7.61%
Utilities 7.50%
Materials 6.43%
Oil & Gas 5.36%
Consumer Staple Products 4.75%
Financial Services 4.16%
Consumer Discretionary Services 3.71%
Industrial Services 2.44%
Industrial Products 1.46%
Software & Tech Services 1.21%
Telecommunications 0.15%
Insurance 0.00%

Value	Value
Insurance	0.00%
Telecommunications	0.15%
Software & Tech Services	1.21%
Industrial Products	1.46%
Industrial Services	2.44%
Consumer Discretionary Services	3.71%
Financial Services	4.16%
Consumer Staple Products	4.75%
Oil & Gas	5.36%
Materials	6.43%
Utilities	7.50%
Consumer Discretionary Products	7.61%
Media	7.74%
Real Estate	10.18%
Banking	16.67%
Tech Hardware & Semiconductors	20.63%

COUNTRY

(Expressed as % of Total Investments)

China
23.06%
Taiwan
21.74%
India
16.23%
Greece
7.62%
United Arab Emirates
6.94%
Mexico
4.61%
South Korea
4.11%
Malaysia
3.06%
Poland
1.82%
Brazil
1.47%
South Africa
1.32%
Kazakhstan
1.21%
Philippines
1.19%
United States
1.18%
Indonesia
1.12%
Turkey
1.04%
Vietnam
0.95%
Canada
0.85%
Panama
0.21%
Nigeria
0.15%
Saudi Arabia
0.07%
United Kingdom
0.05%
Hong Kong
0.00%

Value	Value
Hong Kong	0.00%
United Kingdom	0.05%
Saudi Arabia	0.07%
Nigeria	0.15%
Panama	0.21%
Canada	0.85%
Vietnam	0.95%
Turkey	1.04%
Indonesia	1.12%
United States	1.18%
Philippines	1.19%
Kazakhstan	1.21%
South Africa	1.32%
Brazil	1.47%
Poland	1.82%
Malaysia	3.06%
South Korea	4.11%
Mexico	4.61%
United Arab Emirates	6.94%
Greece	7.62%
India	16.23%
Taiwan	21.74%
China	23.06%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CEMGX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMGX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Class I for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CEMFX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$50	1.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class I	MSCI Emerging Markets Index
Dec'24	17246	14293
Dec'23	15749	13295
Dec'22	12461	12105
Dec'21	14322	15149
Dec'20	13417	15544
Dec'19	12342	13139
Dec'18	10306	11095
Dec'17	12306	12987
Dec'16	9480	9460
Dec'15	8925	8508
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$939,876,033
# of Portfolio Holdings	66
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,664,193

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	9.50%	6.92%	5.60%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.00%
Telecommunications	0.15%
Software & Tech Services	1.21%
Industrial Products	1.46%
Industrial Services	2.44%
Consumer Discretionary Services	3.71%
Financial Services	4.16%
Consumer Staple Products	4.75%
Oil & Gas	5.36%
Materials	6.43%
Utilities	7.50%
Consumer Discretionary Products	7.61%
Media	7.74%
Real Estate	10.18%
Banking	16.67%
Tech Hardware & Semiconductors	20.63%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Hong Kong	0.00%
United Kingdom	0.05%
Saudi Arabia	0.07%
Nigeria	0.15%
Panama	0.21%
Canada	0.85%
Vietnam	0.95%
Turkey	1.04%
Indonesia	1.12%
United States	1.18%
Philippines	1.19%
Kazakhstan	1.21%
South Africa	1.32%
Brazil	1.47%
Poland	1.82%
Malaysia	3.06%
South Korea	4.11%
Mexico	4.61%
United Arab Emirates	6.94%
Greece	7.62%
India	16.23%
Taiwan	21.74%
China	23.06%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

SEMI-ANNUALSHAREHOLDER REPORT

December 31, 2024

Class I:

CEMFX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMFX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Emerging Markets High Dividend Fund - Retail Class for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CEMDX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$63	1.25%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI Emerging Markets Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Retail Class	MSCI Emerging Markets Index
Dec'24	16799	14293
Dec'23	15381	13295
Dec'22	12197	12105
Dec'21	14056	15149
Dec'20	13197	15544
Dec'19	12177	13139
Dec'18	10191	11095
Dec'17	12193	12987
Dec'16	9420	9460
Dec'15	8886	8508
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$939,876,033
# of Portfolio Holdings	66
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$3,664,193

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	9.22%	6.65%	5.32%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true for current month-end performance.

The MSCI Emerging Markets Index is an unmanaged index of common stocks of global emerging economies.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Insurance	0.00%
Telecommunications	0.15%
Software & Tech Services	1.21%
Industrial Products	1.46%
Industrial Services	2.44%
Consumer Discretionary Services	3.71%
Financial Services	4.16%
Consumer Staple Products	4.75%
Oil & Gas	5.36%
Materials	6.43%
Utilities	7.50%
Consumer Discretionary Products	7.61%
Media	7.74%
Real Estate	10.18%
Banking	16.67%
Tech Hardware & Semiconductors	20.63%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Hong Kong	0.00%
United Kingdom	0.05%
Saudi Arabia	0.07%
Nigeria	0.15%
Panama	0.21%
Canada	0.85%
Vietnam	0.95%
Turkey	1.04%
Indonesia	1.12%
United States	1.18%
Philippines	1.19%
Kazakhstan	1.21%
South Africa	1.32%
Brazil	1.47%
Poland	1.82%
Malaysia	3.06%
South Korea	4.11%
Mexico	4.61%
United Arab Emirates	6.94%
Greece	7.62%
India	16.23%
Taiwan	21.74%
China	23.06%

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CEMDX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Emerging-Markets-High-Dividend/CEMDX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class C for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

ENHCX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$90	1.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500® Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class C	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'24	17002	33786	18591
Dec'23	16063	27025	15477
Dec'22	16070	21399	13841
Dec'21	16099	26132	15616
Dec'20	13365	20304	12962
Dec'19	13310	17149	13329
Dec'18	11370	13042	11522
Dec'17	12105	13640	12099
Dec'16	11042	11196	10707
Dec'15	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$151,688,414
# of Portfolio Holdings	33
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$389,644

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Class C	5.85%	5.02%	6.01%
S&P 500® Index	25.02%	14.53%	14.42%
Cboe S&P 500 BuyWrite Index	20.12%	6.88%	7.11%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Health Care 13.71%
Consumer Staple Products 12.47%
Banking 11.74%
Oil & Gas 11.15%
Utilities 7.63%
Industrial Products 7.37%
Real Estate 6.62%
Telecommunications 5.67%
Tech Hardware & Semiconductors 4.98%
Materials 3.81%
Retail & Wholesale - Staples 3.25%
Media 2.75%
Software & Tech Services 2.47%
Insurance 2.37%
Industrial Services 2.14%
Retail & Wholesale - Discretionary 1.87%

Value	Value
Retail & Wholesale - Discretionary	1.87%
Industrial Services	2.14%
Insurance	2.37%
Software & Tech Services	2.47%
Media	2.75%
Retail & Wholesale - Staples	3.25%
Materials	3.81%
Tech Hardware & Semiconductors	4.98%
Telecommunications	5.67%
Real Estate	6.62%
Industrial Products	7.37%
Utilities	7.63%
Oil & Gas	11.15%
Banking	11.74%
Consumer Staple Products	12.47%
Health Care	13.71%

COUNTRY

(Expressed as % of Total Investments)

United States
91.94%
Ireland
3.94%
Canada
2.20%
Australia
1.92%

Value	Value
Australia	1.92%
Canada	2.20%
Ireland	3.94%
United States	91.94%

CULLEN ENHANCED EQUITY INCOME FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

ENHCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHCX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Class I for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

ENHNX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$39	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500® Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class I	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'24	18601	33786	18591
Dec'23	17405	27025	15477
Dec'22	17239	21399	13841
Dec'21	17091	26132	15616
Dec'20	14049	20304	12962
Dec'19	13847	17149	13329
Dec'18	11721	13042	11522
Dec'17	12350	13640	12099
Dec'16	11158	11196	10707
Dec'15	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$151,688,414
# of Portfolio Holdings	33
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$389,644

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Class I	6.87%	6.08%	7.07%
S&P 500® Index	25.02%	14.53%	14.42%
Cboe S&P 500 BuyWrite Index	20.12%	6.88%	7.11%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.87%
Industrial Services	2.14%
Insurance	2.37%
Software & Tech Services	2.47%
Media	2.75%
Retail & Wholesale - Staples	3.25%
Materials	3.81%
Tech Hardware & Semiconductors	4.98%
Telecommunications	5.67%
Real Estate	6.62%
Industrial Products	7.37%
Utilities	7.63%
Oil & Gas	11.15%
Banking	11.74%
Consumer Staple Products	12.47%
Health Care	13.71%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.92%
Canada	2.20%
Ireland	3.94%
United States	91.94%

CULLEN ENHANCED EQUITY INCOME FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

ENHNX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHNX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Enhanced Equity Income Fund - Retail Class for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

ENHRX

CULLEN ENHANCED EQUITY INCOME FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$51	1.00%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the S&P 500® Index, which is a broad-based index and the Cboe S&P 500 BuyWrite Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Retail Class	S&P 500® Index	Cboe S&P 500 BuyWrite Index
Dec'24	18178	33786	18591
Dec'23	17058	27025	15477
Dec'22	16923	21399	13841
Dec'21	16839	26132	15616
Dec'20	13874	20304	12962
Dec'19	13704	17149	13329
Dec'18	11630	13042	11522
Dec'17	12284	13640	12099
Dec'16	11130	11196	10707
Dec'15	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$151,688,414
# of Portfolio Holdings	33
Portfolio Turnover Rate	76%
Total Advisory Fees Paid	$389,644

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	Since Inception
Retail Class	6.57%	5.81%	6.80%
S&P 500® Index	25.02%	14.53%	14.42%
Cboe S&P 500 BuyWrite Index	20.12%	6.88%	7.11%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true for current month-end performance.

The Standard & Poor's 500® Stock Index (S&P500®) is an unmanaged index commonly used to measure performance of U.S. Stocks. The Cboe S&P 500 BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500® index call options.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Discretionary	1.87%
Industrial Services	2.14%
Insurance	2.37%
Software & Tech Services	2.47%
Media	2.75%
Retail & Wholesale - Staples	3.25%
Materials	3.81%
Tech Hardware & Semiconductors	4.98%
Telecommunications	5.67%
Real Estate	6.62%
Industrial Products	7.37%
Utilities	7.63%
Oil & Gas	11.15%
Banking	11.74%
Consumer Staple Products	12.47%
Health Care	13.71%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Australia	1.92%
Canada	2.20%
Ireland	3.94%
United States	91.94%

CULLEN ENHANCED EQUITY INCOME FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

ENHRX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Enhanced-Equity-Income/ENHRX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class C for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CHVCX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$90	1.75%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class C	S&P 500® Index
Dec'24	17766	34254
Dec'23	16397	27399
Dec'22	16087	21696
Dec'21	16836	26494
Dec'20	13421	20585
Dec'19	14134	17386
Dec'18	11899	13223
Dec'17	12608	13829
Dec'16	10899	11351
Dec'15	9932	10138
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$688,113,283
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,453,596

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	8.35%	4.68%	5.92%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Health Care 12.31%
Industrial Products 11.31%
Consumer Staple Products 10.63%
Banking 10.24%
Oil & Gas 8.14%
Tech Hardware & Semiconductors 7.50%
Real Estate 5.73%
Utilities 5.71%
Insurance 5.68%
Retail & Wholesale - Discretionary 5.25%
Financial Services 3.18%
Telecommunications 2.83%
Media 2.72%
Software & Tech Services 2.44%
Retail & Wholesale - Staples 2.43%
Materials 2.27%
Industrial Services 1.63%

Value	Value
Industrial Services	1.63%
Materials	2.27%
Retail & Wholesale - Staples	2.43%
Software & Tech Services	2.44%
Media	2.72%
Telecommunications	2.83%
Financial Services	3.18%
Retail & Wholesale - Discretionary	5.25%
Insurance	5.68%
Utilities	5.71%
Real Estate	5.73%
Tech Hardware & Semiconductors	7.50%
Oil & Gas	8.14%
Banking	10.24%
Consumer Staple Products	10.63%
Industrial Products	11.31%
Health Care	12.31%

COUNTRY

(Expressed as % of Total Investments)

United States
87.92%
United Kingdom
4.24%
Germany
2.94%
Switzerland
2.46%
Ireland
2.44%

Value	Value
Ireland	2.44%
Switzerland	2.46%
Germany	2.94%
United Kingdom	4.24%
United States	87.92%

CULLEN HIGH DIVIDEND EQUITY FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CHVCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHVCX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Class I for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CHDVX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$39	0.75%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class I	S&P 500® Index
Dec'24	19632	34254
Dec'23	17947	27399
Dec'22	17425	21696
Dec'21	18065	26494
Dec'20	14249	20585
Dec'19	14852	17386
Dec'18	12390	13223
Dec'17	12993	13829
Dec'16	11093	11351
Dec'15	10035	10138
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$688,113,283
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,453,596

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	9.39%	5.74%	6.98%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.63%
Materials	2.27%
Retail & Wholesale - Staples	2.43%
Software & Tech Services	2.44%
Media	2.72%
Telecommunications	2.83%
Financial Services	3.18%
Retail & Wholesale - Discretionary	5.25%
Insurance	5.68%
Utilities	5.71%
Real Estate	5.73%
Tech Hardware & Semiconductors	7.50%
Oil & Gas	8.14%
Banking	10.24%
Consumer Staple Products	10.63%
Industrial Products	11.31%
Health Care	12.31%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.44%
Switzerland	2.46%
Germany	2.94%
United Kingdom	4.24%
United States	87.92%

CULLEN HIGH DIVIDEND EQUITY FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CHDVX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDVX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen High Dividend Equity Fund - Retail Class for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CHDEX

CULLEN HIGH DIVIDEND EQUITY FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$51	1.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Retail Class	S&P 500® Index
Dec'24	19139	34254
Dec'23	17534	27399
Dec'22	17078	21696
Dec'21	17740	26494
Dec'20	14041	20585
Dec'19	14673	17386
Dec'18	12262	13223
Dec'17	12892	13829
Dec'16	11040	11351
Dec'15	10006	10138
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$688,113,283
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$2,453,596

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	9.15%	5.46%	6.71%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	1.63%
Materials	2.27%
Retail & Wholesale - Staples	2.43%
Software & Tech Services	2.44%
Media	2.72%
Telecommunications	2.83%
Financial Services	3.18%
Retail & Wholesale - Discretionary	5.25%
Insurance	5.68%
Utilities	5.71%
Real Estate	5.73%
Tech Hardware & Semiconductors	7.50%
Oil & Gas	8.14%
Banking	10.24%
Consumer Staple Products	10.63%
Industrial Products	11.31%
Health Care	12.31%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Ireland	2.44%
Switzerland	2.46%
Germany	2.94%
United Kingdom	4.24%
United States	87.92%

CULLEN HIGH DIVIDEND EQUITY FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CHDEX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/High-Dividend/CHDEX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen International High Dividend Fund - Class C for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CIHCX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$100	2.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class C	MSCI EAFE Index
Dec'24	13497	17421
Dec'23	13079	16696
Dec'22	11225	14047
Dec'21	12655	16337
Dec'20	11487	14616
Dec'19	11268	13498
Dec'18	9378	11005
Dec'17	11229	12701
Dec'16	9606	10111
Dec'15	9601	9961
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$284,524,750
# of Portfolio Holdings	54
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,171,942

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	3.20%	3.68%	3.04%
MSCI EAFE Index	4.35%	5.24%	5.71%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Insurance 17.25%
Consumer Staple Products 10.11%
Industrial Products 10.03%
Telecommunications 8.81%
Banking 8.51%
Utilities 7.51%
Materials 7.11%
Financial Services 6.80%
Consumer Discretionary Products 6.28%
Tech Hardware & Semiconductors 5.12%
Health Care 4.14%
Oil & Gas 3.20%
Retail & Wholesale - Staples 3.19%
Real Estate 1.94%
Industrial Services 0.00%

Value	Value
Industrial Services	0.00%
Real Estate	1.94%
Retail & Wholesale - Staples	3.19%
Oil & Gas	3.20%
Health Care	4.14%
Tech Hardware & Semiconductors	5.12%
Consumer Discretionary Products	6.28%
Financial Services	6.80%
Materials	7.11%
Utilities	7.51%
Banking	8.51%
Telecommunications	8.81%
Industrial Products	10.03%
Consumer Staple Products	10.11%
Insurance	17.25%

COUNTRY

(Expressed as % of Total Investments)

Japan 18.71%
United Kingdom 17.93%
Switzerland 10.47%
Germany 9.36%
France 5.49%
Taiwan 5.08%
Ireland 4.82%
Mexico 4.03%
Singapore 3.53%
Spain 3.49%
Italy 3.09%
Sweden 2.34%
Canada 2.32%
Norway 2.01%
Netherlands 1.94%
China 1.74%
Brazil 1.50%
Australia 1.31%
Finland 0.80%
South Korea 0.04%

Value	Value
South Korea	0.04%
Finland	0.80%
Australia	1.31%
Brazil	1.50%
China	1.74%
Netherlands	1.94%
Norway	2.01%
Canada	2.32%
Sweden	2.34%
Italy	3.09%
Spain	3.49%
Singapore	3.53%
Mexico	4.03%
Ireland	4.82%
Taiwan	5.08%
France	5.49%
Germany	9.36%
Switzerland	10.47%
United Kingdom	17.93%
Japan	18.71%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CIHCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHCX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen International High Dividend Fund - Class I for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CIHIX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$50	1.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class I	MSCI EAFE Index
Dec'24	14915	17421
Dec'23	14326	16696
Dec'22	12163	14047
Dec'21	13569	16337
Dec'20	12197	14616
Dec'19	11835	13498
Dec'18	9757	11005
Dec'17	11564	12701
Dec'16	9801	10111
Dec'15	9689	9961
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$284,524,750
# of Portfolio Holdings	54
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,171,942

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	4.11%	4.73%	4.08%
MSCI EAFE Index	4.35%	5.24%	5.71%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.00%
Real Estate	1.94%
Retail & Wholesale - Staples	3.19%
Oil & Gas	3.20%
Health Care	4.14%
Tech Hardware & Semiconductors	5.12%
Consumer Discretionary Products	6.28%
Financial Services	6.80%
Materials	7.11%
Utilities	7.51%
Banking	8.51%
Telecommunications	8.81%
Industrial Products	10.03%
Consumer Staple Products	10.11%
Insurance	17.25%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
South Korea	0.04%
Finland	0.80%
Australia	1.31%
Brazil	1.50%
China	1.74%
Netherlands	1.94%
Norway	2.01%
Canada	2.32%
Sweden	2.34%
Italy	3.09%
Spain	3.49%
Singapore	3.53%
Mexico	4.03%
Ireland	4.82%
Taiwan	5.08%
France	5.49%
Germany	9.36%
Switzerland	10.47%
United Kingdom	17.93%
Japan	18.71%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CIHIX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHIX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen International High Dividend Fund - Retail Class for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CIHDX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$63	1.25%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the MSCI EAFE Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Retail Class	MSCI EAFE Index
Dec'24	14534	17421
Dec'23	13988	16696
Dec'22	11911	14047
Dec'21	13328	16337
Dec'20	12015	14616
Dec'19	11684	13498
Dec'18	9653	11005
Dec'17	11475	12701
Dec'16	9747	10111
Dec'15	9671	9961
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$284,524,750
# of Portfolio Holdings	54
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$1,171,942

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	3.90%	4.46%	3.81%
MSCI EAFE Index	4.35%	5.24%	5.71%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true for current month-end performance.

The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Industrial Services	0.00%
Real Estate	1.94%
Retail & Wholesale - Staples	3.19%
Oil & Gas	3.20%
Health Care	4.14%
Tech Hardware & Semiconductors	5.12%
Consumer Discretionary Products	6.28%
Financial Services	6.80%
Materials	7.11%
Utilities	7.51%
Banking	8.51%
Telecommunications	8.81%
Industrial Products	10.03%
Consumer Staple Products	10.11%
Insurance	17.25%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
South Korea	0.04%
Finland	0.80%
Australia	1.31%
Brazil	1.50%
China	1.74%
Netherlands	1.94%
Norway	2.01%
Canada	2.32%
Sweden	2.34%
Italy	3.09%
Spain	3.49%
Singapore	3.53%
Mexico	4.03%
Ireland	4.82%
Taiwan	5.08%
France	5.49%
Germany	9.36%
Switzerland	10.47%
United Kingdom	17.93%
Japan	18.71%

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CIHDX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/International-High-Dividend/CIHDX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class C for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CUSCX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$105	2.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class C	Russell 1000 Index	Russell 2000 Value Index
Dec'24	17282	28147	19934
Dec'23	16663	22913	18448
Dec'22	15922	18402	16091
Dec'21	16026	23121	18816
Dec'20	13274	18533	14669
Dec'19	11971	15591	14020
Dec'18	9844	12096	11455
Dec'17	11007	12949	13146
Dec'16	10924	10850	12190
Dec'15	9254	9891	9253
Dec'14	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$11,264,050
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	3.72%	7.62%	5.62%
Russell 1000 Index	22.84%	12.54%	10.90%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Banking
25.43%
Consumer Discretionary Products
15.02%
Real Estate
13.41%
Financial Services
13.03%
Oil & Gas
9.91%
Industrial Services
6.86%
Consumer Discretionary Services
6.45%
Mutual Fund
3.74%
Software & Tech Services
2.89%
Utilities
1.94%
Materials
1.32%

Value	Value
Materials	1.32%
Utilities	1.94%
Software & Tech Services	2.89%
Mutual Fund	3.74%
Consumer Discretionary Services	6.45%
Industrial Services	6.86%
Oil & Gas	9.91%
Financial Services	13.03%
Real Estate	13.41%
Consumer Discretionary Products	15.02%
Banking	25.43%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CUSCX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSCX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund - Class I for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CUSIX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$53	1.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class I	Russell 1000 Index	Russell 2000 Value Index
Dec'24	19117	28147	19934
Dec'23	18240	22913	18448
Dec'22	17248	18402	16091
Dec'21	17187	23121	18816
Dec'20	14100	18533	14669
Dec'19	12582	15591	14020
Dec'18	10243	12096	11455
Dec'17	11345	12949	13146
Dec'16	11147	10850	12190
Dec'15	9348	9891	9253
Dec'14	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$11,264,050
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	4.81%	8.73%	6.69%
Russell 1000 Index	22.84%	12.54%	10.90%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	1.32%
Utilities	1.94%
Software & Tech Services	2.89%
Mutual Fund	3.74%
Consumer Discretionary Services	6.45%
Industrial Services	6.86%
Oil & Gas	9.91%
Financial Services	13.03%
Real Estate	13.41%
Consumer Discretionary Products	15.02%
Banking	25.43%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CUSIX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSIX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Small Cap Value Fund - Retail Class for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CUSRX

CULLEN SMALL CAP VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$66	1.25%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the Russell 1000 Index, which is a broad-based index and the Russell 2000 Value Index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Retail Class	Russell 1000 Index	Russell 2000 Value Index
Dec'24	18624	28147	19934
Dec'23	17820	22913	18448
Dec'22	16903	18402	16091
Dec'21	16871	23121	18816
Dec'20	13874	18533	14669
Dec'19	12420	15591	14020
Dec'18	10141	12096	11455
Dec'17	11248	12949	13146
Dec'16	11080	10850	12190
Dec'15	9318	9891	9253
Dec'14	10000	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$11,264,050
# of Portfolio Holdings	33
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	4.51%	8.44%	6.42%
Russell 1000 Index	22.84%	12.54%	10.90%
Russell 2000 Value Index	8.05%	7.29%	7.14%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true for current month-end performance.

The Russell 2000 Value Index is a small-cap stock market index of the smallest 2,000 stocks in the Russell 3000 Index, which measures performance of the 3,000 largest publicly held companies incorporated in America as measured by total market capitalization. The Russell 1000 Index is an unmanaged index used to measure the performance of the large-cap segment of the U.S. equity universe.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Materials	1.32%
Utilities	1.94%
Software & Tech Services	2.89%
Mutual Fund	3.74%
Consumer Discretionary Services	6.45%
Industrial Services	6.86%
Oil & Gas	9.91%
Financial Services	13.03%
Real Estate	13.41%
Consumer Discretionary Products	15.02%
Banking	25.43%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
United States	100.00%

CULLEN SMALL CAP VALUE FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CUSRX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Small-Cap-Value-Equity/CUSRX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Value Fund - Class C for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CVLFX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class C	$89	1.75%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class C	S&P 500® Index
Dec'24	19107	34254
Dec'23	17613	27399
Dec'22	16860	21696
Dec'21	18020	26494
Dec'20	15123	20585
Dec'19	14942	17386
Dec'18	12141	13223
Dec'17	12887	13829
Dec'16	11037	11351
Dec'15	9763	10138
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$23,216,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class C	8.49%	5.04%	6.69%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Health Care
13.49%
Industrial Products
13.41%
Banking
12.66%
Tech Hardware & Semiconductors
9.05%
Insurance
7.14%
Consumer Staple Products
6.83%
Financial Services
6.44%
Oil & Gas
4.98%
Materials
4.90%
Media
4.57%
Retail & Wholesale - Discretionary
3.39%
Software & Tech Services
3.33%
Consumer Discretionary Products
2.89%
Utilities
2.22%
Telecommunications
2.04%
Industrial Services
1.67%
Retail & Wholesale - Staples
0.99%

Value	Value
Retail & Wholesale - Staples	0.99%
Industrial Services	1.67%
Telecommunications	2.04%
Utilities	2.22%
Consumer Discretionary Products	2.89%
Software & Tech Services	3.33%
Retail & Wholesale - Discretionary	3.39%
Media	4.57%
Materials	4.90%
Oil & Gas	4.98%
Financial Services	6.44%
Consumer Staple Products	6.83%
Insurance	7.14%
Tech Hardware & Semiconductors	9.05%
Banking	12.66%
Industrial Products	13.41%
Health Care	13.49%

COUNTRY

(Expressed as % of Total Investments)

United States
88.17%
Germany
3.92%
United Kingdom
3.80%
Ireland
2.44%
Canada
1.67%

Value	Value
Canada	1.67%
Ireland	2.44%
United Kingdom	3.80%
Germany	3.92%
United States	88.17%

CULLEN VALUE FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class C:

CVLFX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLFX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Value Fund - Class I for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CVLVX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Class I	$38	0.75%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Class I	S&P 500® Index
Dec'24	21121	34254
Dec'23	19252	27399
Dec'22	18259	21696
Dec'21	19322	26494
Dec'20	16047	20585
Dec'19	15709	17386
Dec'18	12630	13223
Dec'17	13278	13829
Dec'16	11261	11351
Dec'15	9863	10138
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$23,216,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Class I	9.71%	6.10%	7.76%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	0.99%
Industrial Services	1.67%
Telecommunications	2.04%
Utilities	2.22%
Consumer Discretionary Products	2.89%
Software & Tech Services	3.33%
Retail & Wholesale - Discretionary	3.39%
Media	4.57%
Materials	4.90%
Oil & Gas	4.98%
Financial Services	6.44%
Consumer Staple Products	6.83%
Insurance	7.14%
Tech Hardware & Semiconductors	9.05%
Banking	12.66%
Industrial Products	13.41%
Health Care	13.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.67%
Ireland	2.44%
United Kingdom	3.80%
Germany	3.92%
United States	88.17%

CULLEN VALUE FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Class I:

CVLVX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLVX/?signedin=true.

This semi-annual shareholder report contains important information about the Cullen Value Fund - Retail Class for the period of July 1, 2024 to December 31, 2024. Please contact us at 800-644-6595 or info@cullenfunds.com or visit our website at https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CVLEX

CULLEN VALUE FUND

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Retail Class	$51	1.00%

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

This chart shows the value of a $10,000 investment in the share class noted over the past ten years. The result is compared with the S&P 500® Index, which is a broad-based index.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Retail Class	S&P 500® Index
Dec'24	20583	34254
Dec'23	18823	27399
Dec'22	17899	21696
Dec'21	18982	26494
Dec'20	15801	20585
Dec'19	15506	17386
Dec'18	12495	13223
Dec'17	13177	13829
Dec'16	11204	11351
Dec'15	9838	10138
Dec'14	10000	10000

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$23,216,678
# of Portfolio Holdings	40
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$-

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YR	10 YR
Retail Class	9.35%	5.83%	7.49%
S&P 500® Index	25.02%	14.53%	13.10%

Past performance does not guarantee future results. Call 800-644-6595 or visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true for current month-end performance.

The Standard & Poor's  500® Stock Index (S&P 500®) Index is an unmanaged index commonly used to measure performance of U.S. stocks.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Value	Value
Retail & Wholesale - Staples	0.99%
Industrial Services	1.67%
Telecommunications	2.04%
Utilities	2.22%
Consumer Discretionary Products	2.89%
Software & Tech Services	3.33%
Retail & Wholesale - Discretionary	3.39%
Media	4.57%
Materials	4.90%
Oil & Gas	4.98%
Financial Services	6.44%
Consumer Staple Products	6.83%
Insurance	7.14%
Tech Hardware & Semiconductors	9.05%
Banking	12.66%
Industrial Products	13.41%
Health Care	13.49%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Canada	1.67%
Ireland	2.44%
United Kingdom	3.80%
Germany	3.92%
United States	88.17%

CULLEN VALUE FUND

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2024

Retail Class:

CVLEX

800-644-6595

info@cullenfunds.com

If you wish to view additional information about the Fund; including but not limited to fund prospectus, financial statements, holdings, or proxy voting information, please visit https://www.cullenfunds.com/US/P/Mutual-Fund/Value-Equity/CVLEX/?signedin=true.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7 of this form.

(b)	Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

Financial Statements and Notes to
Financial Statements

December 31, 2024

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.97%
Australia - 1.30%
BHP Group Ltd.	100	$2,448
Rio Tinto Ltd.	33,837	2,460,012
Sonic Healthcare Ltd.	74,274	1,241,700
		3,704,160

Brazil - 1.48%
Petroleo Brasileiro SA	660,050	4,221,303

Canada - 2.29%
Power Corp. of Canada	209,163	6,524,657

China - 1.73%
Midea Group Co., Ltd.	505,300	4,915,300

Finland - 0.79%
UPM-Kymmene Oyj	82,099	2,258,724

France - 5.43%
BNP Paribas	15,254	935,727
Compagnie de Saint-Gobain SA	70,615	6,268,664
Compagnie Generale des Etablissements Michelin	61,521	2,026,505
Pernod Ricard SA	7,400	835,517
Sanofi	25,927	2,517,529
TotalEnergies SE - Sponsored ADR	4,912	267,704
Veolia Environnement	92,874	2,608,080
		15,459,726

Germany - 9.27%
Deutsche Post AG	1	35
Deutsche Telekom AG	243,455	7,285,569
Mercedes-Benz Group AG	13,054	727,483
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,830	8,996,357
Siemens AG	47,883	9,352,509
		26,361,953

Ireland - 4.77%
AIB Group PLC	840,574	4,640,880
Smurfit WestRock PLC	165,811	8,930,581
		13,571,461

Italy - 3.06%
Enel SpA	1,221,264	8,711,116
	Shares	Value (Note 2)
Japan - 18.52%
Komatsu Ltd.	271,223	$7,498,300
MS&AD Insurance Group Holdings, Inc.	391,551	8,582,792
Nippon Telegraph and Telephone Corp.	7,856,025	7,888,728
SoftBank Corp.	7,610,715	9,620,714
Tokio Marine Holdings, Inc.	257,003	9,355,958
Toyota Motor Corp.	486,850	9,734,215
		52,680,707

Mexico - 3.99%
Coca-Cola FEMSA, SAB de CV	791,641	6,155,520
Prologis Property Mexico, SA de CV	1,874,643	5,193,906
		11,349,426

Netherlands - 1.92%
NN Group NV	125,103	5,451,769

Norway - 1.99%
DNB Bank ASA	283,830	5,657,451

Singapore - 3.49%
CapitaLand Ascendas REIT	152,709	287,381
United Overseas Bank Ltd.	362,841	9,652,556
		9,939,937

South Korea - 0.04%
Samsung Electronics Co., Ltd.	3,377	101,391

Spain - 3.46%
Iberdrola Sociedad Anonima	713,801	9,833,905

Sweden - 2.31%
Svenska Handelsbanken AB	297,098	3,066,617
Aktiebolaget Volvo	144,656	3,511,852
		6,578,469

Switzerland - 10.36%
Julius Baer Group Ltd.	142,700	9,223,494
Nestle SA	32,478	2,679,690
Novartis AG - ADR	78,780	7,666,082
Roche Holding AG	880	247,744
Zurich Insurance Group Ltd.	16,290	9,671,150
		29,488,160

See Notes to Financial Statements.

Cullen International High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Taiwan - 5.03%
Ase Technology Holding Co., Ltd.	1,561,954	$7,718,176
Quanta Computer, Inc.	752,688	6,589,134
		14,307,310

United Kingdom - 17.74%
3i Group PLC	222,408	9,923,285
BAE Systems PLC	547,887	7,877,517
British American Tobacco PLC - Sponsored ADR	227,247	8,253,611
Coca-Cola Europacific Partners PLC	88,483	6,796,379
Diageo PLC	117,482	3,732,027
Glencore PLC	23,336	103,243
Shell PLC	146,411	4,538,285
Taylor Wimpey PLC	181,416	277,306
Tesco PLC	1,947,420	8,979,016
		50,480,669

TOTAL COMMON STOCKS
(Cost $226,528,234)		281,597,594

TOTAL INVESTMENTS - 98.97%
(Cost $226,528,234)		$281,597,594

Other Assets in Excess of Liabilities- 1.03%		2,927,156

NET ASSETS - 100.00%		$284,524,750

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.54%
Banking - 10.19%
Bank of America Corp.	449,300	$19,746,735
Citigroup, Inc.	217,500	15,309,825
JPMorgan Chase & Co.	87,960	21,084,892
Truist Financial Corp.	322,846	14,005,059
		70,146,511

Consumer Staple Products - 10.58%
Altria Group, Inc.	240,684	12,585,366
Diageo PLC - Sponsored ADR	83,667	10,636,586
Kenvue, Inc.	577,950	12,339,232
Philip Morris International, Inc.	156,394	18,822,018
Unilever PLC - Sponsored ADR	325,355	18,447,629
		72,830,831
Financial Services - 3.17%
Morgan Stanley	173,430	21,803,620

Health Care - 12.25%
Johnson & Johnson	138,387	20,013,528
Medtronic PLC	209,230	16,713,292
Merck & Co., Inc.	169,843	16,895,981
Novartis AG - ADR	173,183	16,852,438
Pfizer, Inc.	520,688	13,813,853
		84,289,092

Industrial Products - 11.25%
General Dynamics Corp.	65,041	17,137,653
Johnson Controls International PLC	246,908	19,488,449
RTX Corp.	178,543	20,660,996
Siemens AG - Sponsored ADR	208,521	20,159,810
		77,446,908

Industrial Services - 1.62%
United Parcel Service, Inc., Class B	88,350	11,140,935

Insurance - 5.65%
Chubb Ltd.	75,760	20,932,488
Travelers Cos., Inc.	74,632	17,978,103
		38,910,591

Materials - 2.26%
Dow, Inc.	387,196	15,538,176
	Shares	Value (Note 2)
Media - 2.71%
Comcast Corp., Class A	497,142	$18,657,739

Oil & Gas - 8.11%
Chevron Corp.	130,400	18,887,136
ConocoPhillips	190,389	18,880,877
Exxon Mobil Corp.	167,388	18,005,927
		55,773,940

Real Estate - 5.71%
Crown Castle, Inc.	137,480	12,477,685
Healthpeak Properties, Inc.	603,186	12,226,580
VICI Properties, Inc.	499,000	14,575,790
		39,280,055

Retail & Wholesale - Discretionary - 5.22%
Genuine Parts Co.	144,175	16,833,873
Lowe’s Cos., Inc.	77,357	19,091,708
		35,925,581

Retail & Wholesale - Staples - 2.42%
Target Corp.	122,957	16,621,327

Software & Tech Services - 2.43%
Microsoft Corp.	39,667	16,719,641

Tech Hardware & Semiconductors - 7.47%
Broadcom, Inc.	93,389	21,651,306
Cisco Systems, Inc.	357,993	21,193,185
QUALCOMM, Inc.	55,692	8,555,405
		51,399,896

Telecommunications - 2.81%
AT&T, Inc.	850,681	19,370,006

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Utilities - 5.69%
Duke Energy Corp.	178,400	$19,220,816
NextEra Energy, Inc.	277,648	19,904,585
		39,125,401

TOTAL COMMON STOCKS
(Cost $356,112,570)		684,980,250

TOTAL INVESTMENTS - 99.54%
(Cost $356,112,570)		$684,980,250

Other Assets in Excess of Liabilities - 0.46%		3,133,033

NET ASSETS - 100.00%		$688,113,283

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Small Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.30%
Banking - 25.18%
Ameris Bancorp	6,877	$430,294
Enterprise Financial Services Corp.	7,452	420,293
First Horizon Corp.	29,125	586,578
First Interstate BancSystem, Inc.	6,569	213,295
Premier Financial Corp.	18,625	476,241
Simmons First National Corp., Class A	16,808	372,801
SouthState Corp.	3,383	336,541
		2,836,043

Consumer Discretionary Products - 14.87%
Carter’s, Inc.	1,576	85,403
Crocs, Inc.(a)	2,995	328,042
M/I Homes, Inc.(a)	2,430	323,069
Malibu Boats, Inc., Class A(a)	9,415	353,910
MasterBrand, Inc.(a)	27,141	396,530
Under Armour, Inc., Class C(a)	25,226	188,186
		1,675,140

Consumer Discretionary Services - 6.38%
Denny’s Corp.(a)	46,380	280,599
Marriott Vacations Worldwide Corp.	4,885	438,673
		719,272

Financial Services - 12.91%
LendingTree, Inc.(a)	14,886	576,832
LoanDepot, Inc.(a)	258,000	526,320
PennyMac Financial Services, Inc.	3,433	350,647
		1,453,799

Industrial Services - 6.79%
Great Lakes Dredge & Dock Corp.(a)	39,150	442,004
Korn Ferry	4,783	322,613
		764,617

Materials - 1.30%
Huntsman Corp.	8,150	146,945

Oil & Gas - 9.81%
Civitas Resources, Inc.	2,725	124,996
Coterra Energy, Inc.	7,400	188,996
Helmerich & Payne, Inc.	3,285	105,186
Select Water Solutions, Inc.	19,575	259,173
Sitio Royalties Corp., Class A	6,825	130,903
Viper Energy, Inc.	6,030	295,892
		1,105,146
	Shares	Value (Note 2)
Real Estate - 13.28%
Cousins Properties, Inc.	19,405	$594,569
Douglas Elliman, Inc.(a)	294,196	491,307
Highwoods Properties, Inc.	13,415	410,231
		1,496,107
Software & Tech Services - 2.86%
Unisys Corp.(a)	50,880	322,071

Utilities - 1.92%
Portland General Electric Co.	4,955	216,137

TOTAL COMMON STOCKS
(Cost $8,845,521)		10,735,277

EXCHANGE-TRADED FUNDS - 3.70%
iShares Russell 2000 Value ETF	2,538	416,663

TOTAL EXCHANGE-TRADED FUNDS
(Cost $425,487)		416,663

TOTAL INVESTMENTS - 99.00%
(Cost $9,271,008)		$11,151,940

Other Assets in Excess of Liabilities - 1.00%		112,110

NET ASSETS - 100.00%		$11,264,050

(a)	Non-income producing security.

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 98.79%
Banking - 12.50%
Bank of America Corp.	15,380	$675,951
Citigroup, Inc.	12,716	895,079
JPMorgan Chase & Co.	4,363	1,045,855
Truist Financial Corp.	6,587	285,744
		2,902,629

Consumer Discretionary Products - 2.86%
BorgWarner, Inc.	9,045	287,540
Mercedes-Benz Group AG	27,200	375,904
		663,444

Consumer Staple Products - 6.75%
Kenvue, Inc.	16,687	356,268
Mondelez International, Inc.	8,495	507,406
Unilever PLC - Sponsored ADR	12,393	702,683
		1,566,357

Financial Services - 6.37%
American Express Co.	1,759	522,053
Morgan Stanley	7,604	955,975
		1,478,028

Health Care - 13.33%
Bristol-Myers Squibb Co.	6,960	393,658
Cigna Group	2,202	608,060
Johnson & Johnson	3,988	576,745
Medtronic PLC	7,005	559,559
Merck & Co., Inc.	5,697	566,738
Pfizer, Inc.	14,674	389,301
		3,094,061

Industrial Products - 13.25%
Boeing Co.(a)	2,417	427,809
General Dynamics Corp.	2,325	612,614
Johnson Controls International PLC	6,950	548,564
RTX Corp.	6,897	798,121
Sensata Technologies Holding PLC	6,100	167,140
Siemens AG - Sponsored ADR	5,400	522,072
		3,076,320

Industrial Services - 1.65%
Canadian National Railway Co.	3,774	383,099
	Shares	Value (Note 2)
Insurance - 7.05%
Allstate Corp.	4,396	$847,505
Chubb Ltd.	2,860	790,218
		1,637,723

Materials - 4.84%
Axalta Coating Systems Ltd.(a)	14,400	492,768
Packaging Corp. of America	2,800	630,364
		1,123,132

Media - 4.51%
Comcast Corp., Class A	13,747	515,925
Walt Disney Co.	4,773	531,473
		1,047,398

Oil & Gas - 4.92%
Chevron Corp.	4,044	585,733
ConocoPhillips	5,621	557,434
		1,143,167

Retail & Wholesale - Discretionary - 3.34%
Lowe’s Cos., Inc.	3,145	776,186

Retail & Wholesale - Staples - 0.98%
Archer-Daniels-Midland Co.	4,507	227,694

Software & Tech Services - 3.29%
Oracle Corp.	4,587	764,378

Tech Hardware & Semiconductors - 8.94%
Applied Materials, Inc.	4,157	676,053
Arrow Electronics, Inc.(a)	5,622	635,961
Cisco Systems, Inc.	12,901	763,739
		2,075,753

Telecommunications - 2.02%
Verizon Communications, Inc.	11,700	467,883

See Notes to Financial Statements.

Cullen Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Utilities - 2.19%
Sempra	5,810	$509,653

TOTAL COMMON STOCKS
(Cost $13,718,129)		22,936,905

TOTAL INVESTMENTS - 98.79%
(Cost $13,718,129)		$22,936,905

Other Assets in Excess of Liabilities- 1.21%		279,773

NET ASSETS - 100.00%		$23,216,678

(a)	Non-income producing security.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 95.66%
Brazil - 1.44%
Petroleo Brasileiro SA	1,778,049	$11,371,386
SLC Agricola SA	752,989	2,135,430
		13,506,816

Canada - 0.83%
Lundin Mining Corp.	905,505	7,792,338

China - 20.31%
BYD Co. Ltd.	509,876	17,502,133
China Construction Bank Corp.	38,173,885	31,849,868
Midea Group Co., Ltd.(a)	2,714,000	26,400,404
PetroChina Co., Ltd.	18,993,000	14,941,736
Tencent Holdings Ltd.	678,822	36,446,701
Trip.com Group Ltd.(a)	500,776	34,817,977
Zijin Mining Group Co. Ltd.	15,865,796	28,885,344
		190,844,163

Greece - 7.46%
Eurobank Ergasias Services and Holdings SA	11,671,882	26,961,432
Mytilineos SA	572,725	19,885,997
OPAP SA	1,429,410	23,246,291
		70,093,720

Hong Kong - 0.00%
AIA Group Ltd.	5,000	36,245
Xinyi Glass Holdings Ltd.	1,000	1,016
		37,261

India - 15.89%
CapitaLand India Trust	976,200	764,862
Embassy Office Parks REIT	3,225,800	13,922,592
ICICI Bank Ltd. - Sponsored ADR	1,015,273	30,316,052
NHPC Ltd.	12,510,000	11,790,535
Oil and Natural Gas Corp. Ltd.	4,584,995	12,812,896
Power Grid Corp. of India Ltd.	6,413,780	23,126,354
PowerGrid Infrastructure Investment Trust(b)(c)	2,014,771	1,993,503
REC Ltd.	4,502,953	26,334,889
State Bank of India	1,990,807	18,485,255
Tata Steel Ltd.	6,082,433	9,807,769
		149,354,707

Indonesia - 1.10%
Bank Rakyat Indonesia Persero Tbk PT	40,607,817	10,293,873
	Shares	Value (Note 2)
Kazakhstan - 1.19%
Kaspi.kz Joint Stock Co. - GDR	118,030	$11,178,621

Malaysia - 2.99%
CIMB Group Holdings Bhd	7,583,000	13,905,982
Tenaga Nasional Bhd	4,259,000	14,230,004
		28,135,986

Mexico - 4.52%
Arca Continental, SAB de CV	1,151,666	9,529,372
Coca-Cola FEMSA, SAB de CV	1,622,406	12,615,255
Grupo Financiero Banorte, S.A.B. de CV	5,767	37,162
Prologis Property Mexico, SA de CV	7,323,648	20,290,976
		42,472,765

Nigeria - 0.15%
Airtel Africa PLC(b)(c)	964,002	1,370,956

Panama - 0.21%
Copa Holdings, SA, Class A	22,465	1,974,224

Philippines - 1.17%
International Container Terminal Services, Inc.	1,642,230	10,958,610

Poland - 1.78%
Powszechna Kasa Oszczednosci Bank Polski SA	1,158,250	16,758,757

Saudi Arabia - 0.07%
Saudi Arabian Oil Co.(b)(c)	89,000	664,409

South Africa - 1.29%
Anglo American PLC	410,240	12,140,955

South Korea - 4.02%
Hyundai Motor Co.	32,763	4,718,103
KB Financial Group, Inc.	85,804	4,831,812
KT&G Corp.	266,778	19,408,297
Macquarie Korea Infrastructure Fund	790,489	5,686,430
Samsung Electronics Co., Ltd.	87,957	3,178,557
		37,823,199

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

	Shares	Value (Note 2)
Taiwan - 21.29%
Ase Technology Holding Co., Ltd.	5,577,257	$27,559,232
Hon Hai Precision Industry Co., Ltd.	3,817,600	21,425,930
MediaTek, Inc.	617,005	26,630,331
Quanta Computer, Inc.	3,151,447	27,588,198
SINBON Electronics Co. Ltd.	6,838	54,646
Sunonwealth Electric Machine Industry Co. Ltd.	4,506,529	13,416,012
Taiwan Semiconductor Manufacturing Co., Ltd.	540,000	17,706,538
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	193,960	38,305,160
Unimicron Technology Corp.	109,380	470,423
Wiwynn Corp.	337,301	26,955,684
		200,112,154
Turkey - 1.02%
Koc Holding AS	1,902,300	9,605,213

United Arab Emirates - 6.79%
Air Arabia PJSC	6,579,875	5,517,490
Aldar Properties PJSC	13,493,100	28,212,795
Emaar Development PJSC	3,009,800	11,226,163
Emaar Properties PJSC	4,969,300	17,384,872
TECOM Group PJSC	1,771,640	1,519,355
		63,860,675
United Kingdom - 0.05%
Glencore PLC	95,704	423,413

United States Of America - 1.16%
Laureate Education, Inc.(a)	595,907	10,899,139

Vietnam - 0.93%
Gemadept Corp.	1,587,000	4,060,129
Ho Chi minh City Securities Corp.	4,034,700	4,654,510
		8,714,639
TOTAL COMMON STOCKS
(Cost $746,356,951)		899,016,593

PREFERRED STOCKS - 0.00%
Brazil - 0.00%
Itau Unibanco Holding SA	100	498

TOTAL PREFERRED STOCKS
(Cost $483)		498
	Shares	Value (Note 2)
PARTICIPATORY NOTES - 2.28%
China - 2.28%
Contemporary Amperex Technology Co., Ltd.	588,690	$21,453,100

TOTAL PARTICIPATORY NOTES
(Cost $16,911,739)		21,453,100

TOTAL INVESTMENTS - 97.94%
(Cost $763,269,173)		$920,470,191

Other Assets in Excess of Liabilities - 2.06%		19,405,842

NET ASSETS - 100.00%		$939,876,033

(a)	Non-income producing security.

(b)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2024, these securities had an aggregate value of $4,028,868 or 0.43% of net assets.

(c)	Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2024, the aggregate market value of these securities was $4,028,868, representing 0.43% of net assets.

ADR - American Depositary Receipt

GDR - Gross Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 99.62%
Banking - 11.70%
Bank of America Corp.	103,998	$4,570,712
Citigroup, Inc.(a)	70,708	4,977,136
JPMorgan Chase & Co.	13,213	3,167,288
Truist Financial Corp.	115,975	5,030,996
		17,746,132

Consumer Staple Products - 12.43%
Altria Group, Inc.	78,144	4,086,150
Conagra Brands, Inc.	186,461	5,174,293
Kenvue, Inc.	218,201	4,658,591
Philip Morris International, Inc.	40,960	4,929,536
		18,848,570

Health Care - 13.66%
Baxter International, Inc.	142,551	4,156,787
Bristol-Myers Squibb Co.	100,893	5,706,508
Medtronic PLC	74,513	5,952,099
Merck & Co., Inc.	49,309	4,905,259
		20,720,653

Industrial Products - 7.34%
General Dynamics Corp.	11,832	3,117,614
Johnson Controls International PLC	43,427	3,427,693
RTX Corp.	39,666	4,590,149
		11,135,456

Industrial Services - 2.13%
United Parcel Service, Inc., Class B	25,627	3,231,565

Insurance - 2.36%
Travelers Cos., Inc.	14,860	3,579,625

Materials - 3.80%
Dow, Inc.	71,197	2,857,136
Rio Tinto PLC - Sponsored ADR	49,404	2,905,449
		5,762,585

Media - 2.74%
Comcast Corp., Class A	110,639	4,152,282
	Shares	Value (Note 2)
Oil & Gas - 11.11%
Chevron Corp.	37,040	$5,364,874
EOG Resources, Inc.	53,900	6,607,062
Exxon Mobil Corp.	45,316	4,874,642
		16,846,578

Real Estate - 6.59%
Healthpeak Properties, Inc.	221,715	4,494,163
VICI Properties, Inc.	188,423	5,503,836
		9,997,999

Retail & Wholesale - Discretionary - 1.86%
Genuine Parts Co.	24,190	2,824,424

Retail & Wholesale - Staples - 3.23%
Sysco Corp.	64,178	4,907,050

Software & Tech Services - 2.46%
International Business Machines Corp.	16,970	3,730,515

Tech Hardware & Semiconductors - 4.96%
Cisco Systems, Inc.	127,175	7,528,760

Telecommunications - 5.65%
BCE, Inc.	143,247	3,320,466
Verizon Communications, Inc.	131,264	5,249,247
		8,569,713

Utilities - 7.60%
Duke Energy Corp.	53,721	5,787,900
PPL Corp.	177,030	5,746,394
		11,534,294

TOTAL COMMON STOCKS
(Cost $154,778,869)		151,116,201

TOTAL INVESTMENTS - 99.62%
(Cost $154,778,869)		$151,116,201

Other Assets in Excess of Liabilities- 0.38%		572,213

NET ASSETS - 100.00%		$151,688,414

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2024.

ADR - American Depositary Receipt

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2024 (Continued) (Unaudited)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.02%)
Citigroup Inc., Expires January 2025, Exercise Price $73.00	$(2,491,806)	(354)	$(29,028)

TOTAL WRITTEN OPTIONS
(Premiums received $28,044)			$(29,028)

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
ASSETS:
Investments, at value	$281,597,594	$684,980,250	$11,151,940	$22,936,905	$920,470,191	$151,116,201
Cash	340,939	9,059,998	125,144	248,754	19,371,826	316,471
Foreign currencies, at value	853,330	—	—	—	1,651,379	—
Receivable for investments sold	1,127,887	—	—	—	517,593	—
Receivable for fund shares sold	1,926,725	1,182,921	—	6,890	2,416,993	81,788
Dividends receivable	2,014,288	2,648,303	16,942	52,604	1,032,022	642,043
Receivable due from Investment Advisor	—	—	17,497	17,917	—	—
Prepaid expenses and other assets	56,539	62,351	33,663	34,801	79,224	40,900
Total Assets	287,917,302	697,933,823	11,345,186	23,297,871	945,539,228	152,197,403
LIABILITIES:
Written options, at value	—	—	—	—	—	29,028
Payable to Investment Advisor	191,709	393,300	—	—	625,186	61,611
Payable for investments purchased	1,621,034	4,662,804	—	—	3,237,281	—
Payable for shares redeemed	1,437,289	4,584,837	—	6,000	966,189	311,797
Distribution fees payable	1,482	35,012	202	670	11,096	8,294
Trustees' fees and expenses payable	20,561	20,561	20,561	20,561	20,560	20,561
Professional fees payable	45,279	38,856	38,834	38,834	38,841	38,868
Capital gains tax payable	—	—	—	—	485,678	—
Accrued expenses and other liabilities	75,198	85,170	21,539	15,128	278,364	38,830
Total Liabilities	3,392,552	9,820,540	81,136	81,193	5,663,195	508,989
NET ASSETS	$284,524,750	$688,113,283	$11,264,050	$23,216,678	$939,876,033	$151,688,414

NET ASSETS CONSIST OF
Paid in capital	$269,160,667	$338,010,856	$9,593,199	$14,182,845	$888,809,879	$158,349,874
Total distributable earnings	15,364,083	350,102,427	1,670,851	9,033,833	51,066,154	(6,661,460)
NET ASSETS	$284,524,750	$688,113,283	$11,264,050	$23,216,678	$939,876,033	$151,688,414

Investments, at cost	$226,528,234	$356,112,570	$9,271,008	$13,718,129	$763,269,173	$154,778,869
Foreign currencies, at cost	853,330	—	—	—	1,651,379	—
Premiums received on written options	—	—	—	—	—	28,044

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024 (Continued) (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
PRICING OF SHARES
Retail Class:
Net Asset Value, offering and redemption price per share	$10.63	$12.82	$13.49	$13.45	$12.47	$10.17
Net Assets	$5,686,445	$73,067,674	$389,956	$1,537,872	$44,619,972	$5,428,751
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	534,830	5,698,630	28,897	114,322	3,579,574	533,643

Class C:
Net Asset Value, offering and redemption price per share	$10.56	$12.46	$11.82	$13.41	$12.24	$10.19
Net Assets	$581,961	$20,195,232	$128,996	$366,582	$1,563,944	$8,300,047
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	55,114	1,621,035	10,909	27,331	127,794	814,594

Class I:
Net Asset Value, offering and redemption price per share	$10.76	$12.84	$14.13	$13.40	$12.59	$10.26
Net Assets	$278,256,344	$594,850,377	$10,745,098	$21,312,224	$893,692,117	$137,959,616
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	25,852,931	46,326,750	760,429	1,591,003	70,982,182	13,443,063

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF OPERATIONS

December 31, 2024 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund
INVESTMENT INCOME:
Dividends*	$4,332,866	$11,540,335	$123,083	$264,383	$13,525,676	$3,199,955
Interest and other income	126,529	146,109	2,044	8,288	505,595	57,386
Total Investment Income	4,459,395	11,686,444	125,127	272,671	14,031,271	3,257,341
EXPENSES:
Investment advisory fees (Note 6)	1,513,885	3,819,930	57,126	119,753	4,562,103	814,618
Administrative fees	66,909	128,726	13,726	14,808	162,107	41,168
Distribution fees (Note 7)
Retail Class	5,897	99,726	486	2,029	52,092	7,334
Class C	3,559	117,588	699	2,519	8,033	42,296
Class R1	—	1,406	—	—	—	—
Class R2	—	431	—	—	—	—
Registration and filing fees	34,535	34,968	20,632	18,554	39,575	21,833
Custody fees	72,439	14,882	2,759	2,033	502,290	6,399
Transfer agent fees	42,440	75,101	24,871	24,973	45,662	32,567
Legal fees	28,462	28,462	28,462	28,462	28,462	28,462
Professional fees	29,544	33,063	33,040	33,040	33,041	33,079
Trustees’ fees	40,561	40,561	40,561	40,561	40,561	40,561
Other expenses	26,725	55,235	4,798	5,861	49,323	17,082
Total Expenses	1,864,956	4,450,079	227,160	292,593	5,523,249	1,085,399
Less expenses reimbursed from Investment Advisor (Note 6)
Retail Class	(5,353)	(143,367)	(5,740)	(13,415)	(40,290)	(15,257)
Class C	(799)	(42,295)	(2,066)	(4,140)	(1,548)	(22,405)
Class I	(335,791)	(1,180,195)	(161,021)	(180,673)	(856,072)	(387,311)
Class R1	—	(295)	—	—	—	—
Class R2	—	(182)	—	—	—	—
Net Expenses	1,523,013	3,083,745	58,333	94,365	4,625,339	660,426
NET INVESTMENT INCOME	2,936,382	8,602,699	66,794	178,306	9,405,932	2,596,915
Net realized gain/(loss) on:
Investments	(188,736)	57,139,649	211,039	272,168	(3,748,206)	4,166,490
Written options	—	—	—	—	—	1,523,392
Capital gains tax	—	—	—	—	(2,305,143)	—
Foreign currency related transactions	(256,185)	(2,936)	—	(20)	(702,105)	(1,227)
Total Net realized gain/(loss)	(444,921)	57,136,713	211,039	272,148	(6,755,454)	5,688,655
Net change in unrealized appreciation/depreciation on:
Investments	(6,192,617)	(37,026,159)	562,029	314,158	(14,786,875)	(1,703,549)
Written options	—	—	—	—	—	(3,027)
Capital gains tax	—	—	—	—	4,223,387	—
Foreign currency related translations	(41,268)	(2,821)	—	—	28,667	(821)
Total net change in unrealized appreciation/depreciation	(6,233,885)	(37,028,980)	562,029	314,158	(10,534,821)	(1,707,397)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(6,678,806)	20,107,733	773,068	586,306	(17,290,275)	3,981,258
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,742,424)	$28,710,432	$839,862	$764,612	$(7,884,343)	$6,578,173
*Foreign taxes withheld on dividends	$392,171	$87,920	$—	$922	$1,846,962	$28,159

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
OPERATIONS
Net investment income	$2,936,382	$8,670,693	$8,602,699	$19,949,772
Net realized gain/(loss)	(444,921)	8,452,844	57,136,713	73,561,464
Net change in unrealized appreciation/depreciation	(6,233,885)	18,494,956	(37,028,980)	(40,853,252)
Net Increase/(Decrease) in net assets resulting from operations	(3,742,424)	35,618,493	28,710,432	52,657,984
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(130,782)	(194,790)	(9,326,610)	(9,550,518)
Class C	(15,861)	(29,814)	(2,678,155)	(2,751,770)
Class I	(8,564,291)	(11,294,321)	(77,344,773)	(77,890,142)
Class R1	—	—	(5,106)	(111,101)
Class R2	(10)	(26)	(3,379)	(69,324)
Net decrease in net assets from distributions	(8,710,944)	(11,518,951)	(89,358,023)	(90,372,855)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	1,995,306	2,452,193	5,980,034	36,607,703
Class C	—	282,110	699,211	2,682,828
Class I	38,326,779	89,973,454	53,479,396	129,771,530
Class R1	—	—	5,873	28,425
Class R2	—	—	1,158	68,303
Dividends reinvested
Retail Class	121,753	183,042	9,004,346	9,218,992
Class C	14,774	27,406	2,622,054	2,679,180
Class I	5,915,641	7,384,759	64,323,695	64,776,480
Class R1	—	—	5,106	111,102
Class R2	10	26	3,378	69,325
Shares redeemed
Retail Class	(720,464)	(3,324,196)	(13,890,040)	(57,784,825)
Class C	(181,030)	(584,481)	(4,665,469)	(11,155,296)
Class I	(44,361,516)	(71,227,255)	(122,391,957)	(312,935,609)
Class R1	—	—	(948,999)	(809)
Class R2	(818)	(14)	(596,990)	(67,401)
Redemption fees
Retail Class	—	141	4	—
Class I	—	—	35	5,882
Net Increase/(Decrease) in net assets derived from capital share transactions	1,110,435	25,167,185	(6,369,165)	(135,924,190)
Net Increase/(Decrease) in net assets	(11,342,933)	49,266,727	(67,016,756)	(173,639,061)
NET ASSETS
Beginning of year	295,867,683	246,600,956	755,130,039	928,769,100
End of year	$284,524,750	$295,867,683	$688,113,283	$755,130,039

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
OPERATIONS
Net investment income	$66,794	$188,080	$178,306	$407,051
Net realized gain	211,039	308,737	272,148	1,090,411
Net change in unrealized appreciation/depreciation	562,029	(91,747)	314,158	374,389
Net Increase in net assets resulting from operations	839,862	405,070	764,612	1,871,851
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(17,688)	(9,143)	(56,157)	(157,435)
Class C	(5,838)	(1,638)	(12,710)	(45,116)
Class I	(479,416)	(264,690)	(805,963)	(1,753,440)
Net decrease in net assets from distributions	(502,942)	(275,471)	(874,830)	(1,955,991)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	95,364	16,644	49,941	968,022
Class C	—	—	—	23,920
Class I	1,138,761	976,707	129,306	244,147
Dividends reinvested
Retail Class	17,688	9,143	56,157	157,435
Class C	5,838	1,637	12,710	45,116
Class I	478,236	264,091	805,963	1,753,440
Shares redeemed
Retail Class	(89,083)	(228,681)	(183,051)	(1,441,605)
Class C	(7,014)	(4,820)	(173,122)	(255,478)
Class I	(1,124,166)	(3,724,492)	(170,203)	(1,031,533)
Net Increase/(Decrease) in net assets derived from capital share transactions	515,624	(2,689,771)	527,701	463,464
Net Increase/(Decrease) in net assets	852,544	(2,560,172)	417,483	379,324
NET ASSETS
Beginning of year	10,411,506	12,971,678	22,799,195	22,419,871
End of year	$11,264,050	$10,411,506	$23,216,678	$22,799,195

See Notes to Financial Statements.

Cullen Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen Emerging Markets High Dividend Fund		Cullen Enhanced Equity Income Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
OPERATIONS
Net investment income	$9,405,932	$18,960,578	$2,596,915	$6,145,372
Net realized gain/(loss)	(6,755,454)	14,152,794	5,688,655	(247,928)
Net change in unrealized appreciation/depreciation	(10,534,821)	92,877,664	(1,707,397)	635,477
Net Increase/(Decrease) in net assets resulting from operations	(7,884,343)	125,991,036	6,578,173	6,532,921
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail Class	(962,098)	(733,916)	(158,926)	(279,270)
Class C	(30,689)	(44,455)	(195,600)	(270,613)
Class I	(20,890,113)	(21,464,371)	(4,151,364)	(5,593,883)
From tax return of capital
Retail Class	—	—	—	(167,956)
Class C	—	—	—	(215,156)
Class I	—	—	—	(4,333,867)
Net decrease in net assets from distributions	(21,882,900)	(22,242,742)	(4,505,890)	(10,860,745)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail Class	18,965,665	31,464,496	808,653	5,612,933
Class C	40,199	13,650	888,967	1,364,845
Class I	301,610,811	410,548,440	8,935,904	40,691,506
Dividends reinvested
Retail Class	886,614	673,558	137,640	394,190
Class C	30,075	43,617	183,977	455,723
Class I	16,488,637	19,441,776	3,933,338	9,413,722
Shares redeemed
Retail Class	(10,652,855)	(8,260,486)	(1,020,427)	(5,609,550)
Class C	(64,448)	(98,617)	(1,465,872)	(3,022,053)
Class I	(184,564,450)	(157,938,225)	(20,727,337)	(119,814,457)
Redemption fees
Retail Class	807	718	2	—
Class I	83	1,333	1,087	73
Net Increase/(Decrease) in net assets derived from capital share transactions	142,741,138	295,890,260	(8,324,068)	(70,513,068)
Net Increase/(Decrease) in net assets	112,973,895	399,638,554	(6,251,785)	(74,840,892)
NET ASSETS
Beginning of year	826,902,138	427,263,584	157,940,199	232,781,091
End of year	$939,876,033	$826,902,138	$151,688,414	$157,940,199

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$11.11		$10.17	$9.16	$10.94	$8.79	$9.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.30	0.29	0.24	0.28	0.19
Net realized and unrealized gain/loss	(0.26)		1.08	1.00	(1.71)	2.15	(0.66)
Total from Investment Operations	(0.16)		1.38	1.29	(1.47)	2.43	(0.47)

DISTRIBUTIONS:
From distributable earnings	(0.32)		(0.44)	(0.28)	(0.31)	(0.28)	(0.29)
Total Distributions	(0.32)		(0.44)	(0.28)	(0.31)	(0.28)	(0.29)

Net Increase/(Decrease) in net asset value	(0.48)		0.94	1.01	(1.78)	2.15	(0.76)
Net Asset Value, End of Period	$10.63		$11.11	$10.17	$9.16	$10.94	$8.79
TOTAL RETURN(b)	(1.57%)		13.92%	14.28%	(13.71%)	27.95%	(4.99%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$5,686		$4,480	$4,776	$4,188	$6,267	$5,438
Ratio of operating expenses to average net assets excluding waivers	1.48	%(d)	1.48%	1.56%	1.51%	1.52%	1.55%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.48	%(d)	2.64%	2.72%	1.97%	2.57%	1.71%
Ratio of net investment income to average net assets including waivers	1.71	%(d)	2.87%	3.03%	2.23%	2.84%	2.01%
Portfolio turnover rate	57%		70%	63%	75%	57%	64%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$11.03		$10.12	$9.11	$10.90	$8.78	$9.53

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.21	0.20	0.20	0.22	0.11
Net realized and unrealized gain/loss	(0.25)		1.08	1.02	(1.75)	2.12	(0.65)
Total from Investment Operations	(0.20)		1.29	1.22	(1.55)	2.34	(0.54)

DISTRIBUTIONS:
From distributable earnings	(0.27)		(0.38)	(0.21)	(0.24)	(0.22)	(0.21)
Total Distributions	(0.27)		(0.38)	(0.21)	(0.24)	(0.22)	(0.21)

Net Increase/(Decrease) in net asset value	(0.47)		0.91	1.01	(1.79)	2.12	(0.75)
Net Asset Value, End of Period	$10.56		$11.03	$10.12	$9.11	$10.90	$8.78
TOTAL RETURN(b)	(1.90%)		13.02%	13.50%	(14.38%)	26.92%	(5.71%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$582		$774	$985	$1,071	$1,387	$1,084
Ratio of operating expenses to average net assets excluding waivers	2.23	%(d)	2.23%	2.31%	2.26%	2.27%	2.29%
Ratio of operating expenses to average net assets including waivers	2.00	%(d)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	0.73	%(d)	1.79%	1.83%	1.64%	1.93%	0.92%
Ratio of net investment income to average net assets including waivers	0.96	%(d)	2.02%	2.14%	1.90%	2.20%	1.21%
Portfolio turnover rate	57%		70%	63%	75%	57%	64%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen International High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$11.24		$10.28	$9.25	$11.03	$8.86	$9.63

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.35	0.33	0.34	0.32	0.21
Net realized and unrealized gain/loss	(0.26)		1.07	1.00	(1.80)	2.15	(0.67)
Total from Investment Operations	(0.15)		1.42	1.33	(1.46)	2.47	(0.46)

DISTRIBUTIONS:
From distributable earnings	(0.33)		(0.46)	(0.30)	(0.32)	(0.30)	(0.31)
Total Distributions	(0.33)		(0.46)	(0.30)	(0.32)	(0.30)	(0.31)

Net Increase/(Decrease) in net asset value	(0.48)		0.96	1.03	(1.78)	2.17	(0.77)
Net Asset Value, End of Period	$10.76		$11.24	$10.28	$9.25	$11.03	$8.86
TOTAL RETURN(b)	(1.42%)		14.18%	14.63%	(13.49%)	28.24%	(4.81%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$278,256		$290,613	$240,839	$174,893	$188,481	$137,044
Ratio of operating expenses to average net assets excluding waivers	1.23	%(d)	1.23%	1.30%	1.26%	1.27%	1.30%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.72	%(d)	3.04%	3.06%	2.90%	2.86%	1.99%
Ratio of net investment income to average net assets including waivers	1.95	%(d)	3.27%	3.36%	3.16%	3.13%	2.29%
Portfolio turnover rate	57%		70%	63%	75%	57%	64%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund’s distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$14.11		$14.77	$14.83	$17.09	$14.07	$16.91

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.32	0.36	0.33	0.37	0.37
Net realized and unrealized gain/loss	0.35		0.67	0.84	(0.78)	4.26	(2.13)
Total from Investment Operations	0.50		0.99	1.20	(0.45)	4.63	(1.76)

DISTRIBUTIONS:
From distributable earnings	(1.79)		(1.65)	(1.26)	(1.81)	(1.61)	(1.08)
Total Distributions	(1.79)		(1.65)	(1.26)	(1.81)	(1.61)	(1.08)

Net Increase/(Decrease) in net asset value	(1.29)		(0.66)	(0.06)	(2.26)	3.02	(2.84)
Net Asset Value, End of Period	$12.82		$14.11	$14.77	$14.83	$17.09	$14.07
TOTAL RETURN(b)	3.62%		7.41%	8.26%	(3.53%)	35.10%	(11.27%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$73,068		$78,463	$94,318	$106,659	$129,052	$122,691
Ratio of operating expenses to average net assets excluding waivers	1.36	%(d)	1.35%	1.36%	1.34%	1.34%	1.33%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.71	%(d)	1.91%	2.04%	1.62%	2.04%	1.99%
Ratio of net investment income to average net assets including waivers	2.07	%(d)	2.26%	2.40%	1.96%	2.38%	2.32%
Portfolio turnover rate	22%		38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$13.76		$14.45	$14.55	$16.82	$13.87	$16.69

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.21	0.24	0.20	0.25	0.25
Net realized and unrealized gain/loss	0.34		0.65	0.83	(0.77)	4.21	(2.10)
Total from Investment Operations	0.43		0.86	1.07	(0.57)	4.46	(1.85)

DISTRIBUTIONS:
From distributable earnings	(1.73)		(1.55)	(1.17)	(1.70)	(1.51)	(0.97)
Total Distributions	(1.73)		(1.55)	(1.17)	(1.70)	(1.51)	(0.97)

Net Increase/(Decrease) in net asset value	(1.30)		(0.69)	(0.10)	(2.27)	2.95	(2.82)
Net Asset Value, End of Period	$12.46		$13.76	$14.45	$14.55	$16.82	$13.87
TOTAL RETURN(b)	3.27%		6.61%	7.46%	(4.30%)	34.16%	(11.94%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$20,195		$23,433	$30,603	$31,861	$35,626	$35,533
Ratio of operating expenses to average net assets excluding waivers	2.11	%(d)	2.10%	2.11%	2.09%	2.09%	2.08%
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	0.95	%(d)	1.15%	1.29%	0.88%	1.30%	1.24%
Ratio of net investment income to average net assets including waivers	1.31	%(d)	1.50%	1.65%	1.22%	1.64%	1.57%
Portfolio turnover rate	22%		38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen High Dividend Equity Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$14.13		$14.78	$14.84	$17.11	$14.07	$16.92

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35	0.40	0.37	0.41	0.41
Net realized and unrealized gain/loss	0.34		0.68	0.84	(0.79)	4.28	(2.14)
Total from Investment Operations	0.51		1.03	1.24	(0.42)	4.69	(1.73)

DISTRIBUTIONS:
From distributable earnings	(1.80)		(1.68)	(1.30)	(1.85)	(1.65)	(1.12)
Total Distributions	(1.80)		(1.68)	(1.30)	(1.85)	(1.65)	(1.12)

Net Increase/(Decrease) in net asset value	(1.29)		(0.65)	(0.06)	(2.27)	3.04	(2.85)
Net Asset Value, End of Period	$12.84		$14.13	$14.78	$14.84	$17.11	$14.07
TOTAL RETURN(b)	3.75%		7.73%	8.52%	(3.35%)	35.58%	(11.10%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$594,850		$651,821	$802,559	$865,159	$995,683	$915,992
Ratio of operating expenses to average net assets excluding waivers	1.11	%(d)	1.10%	1.11%	1.08%	1.09%	1.08%
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	1.96	%(d)	2.15%	2.29%	1.88%	2.29%	2.24%
Ratio of net investment income to average net assets including waivers	2.32	%(d)	2.50%	2.65%	2.21%	2.63%	2.57%
Portfolio turnover rate	22%		38%	35%	16%	40%	41%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$13.01		$12.62	$13.21	$15.98	$9.40	$11.36

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.17	0.19	0.14	0.01	0.05
Net realized and unrealized gain/loss	1.04		0.51	0.34	(1.06)	6.57	(1.65)
Total from Investment Operations	1.11		0.68	0.53	(0.92)	6.58	(1.60)

DISTRIBUTIONS:
From distributable earnings	(0.63)		(0.29)	(1.12)	(1.85)	—	(0.36)
Total Distributions	(0.63)		(0.29)	(1.12)	(1.85)	—	(0.36)

Net Increase/(Decrease) in net asset value	0.48		0.39	(0.59)	(2.77)	6.58	(1.96)
Net Asset Value, End of Period	$13.49		$13.01	$12.62	$13.21	$15.98	$9.40
TOTAL RETURN(b)	8.57%		5.39%	3.95%	(6.35%)	70.00%	(14.79%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$390		$359	$559	$373	$637	$267
Ratio of operating expenses to average net assets excluding waivers	4.21	%(d)	4.07%	4.88%	4.25%	4.87%	7.38%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment (loss) to average net assets excluding waivers	(2.02	%)(d)	(1.48%)	(2.21%)	(2.10%)	(3.55%)	(5.65%)
Ratio of net investment income to average net assets including waivers	0.94	%(d)	1.34%	1.42%	0.90%	0.07%	0.48%
Portfolio turnover rate	27%		72%	70%	31%	70%	111%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.

(b)	Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.

(d)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$11.45		$11.10	$11.66	$14.43		$8.56	$10.41

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.01		0.08	0.08	(0.00	)(b)	(0.08)	(0.02)
Net realized and unrealized gain/loss	0.92		0.42	0.32	(0.92)		5.95	(1.50)
Total from Investment Operations	0.93		0.50	0.40	(0.92)		5.87	(1.52)

DISTRIBUTIONS:
From distributable earnings	(0.56)		(0.15)	(0.96)	(1.85)		—	(0.33)
Total Distributions	(0.56)		(0.15)	(0.96)	(1.85)		—	(0.33)

Net Increase/(Decrease) in net asset value	0.37		0.35	(0.56)	(2.77)		5.87	(1.85)
Net Asset Value, End of Period	$11.82		$11.45	$11.10	$11.66		$14.43	$8.56
TOTAL RETURN(c)	8.20%		4.47%	3.28%	(7.11%)		68.57%	(15.32%)

RATIOS/SUPPLEMENTAL DATA:(d)
Net Assets, End of Period (000s)	$129		$125	$125	$65		$336	$399
Ratio of operating expenses to average net assets excluding waivers	4.96	%(e)	4.81%	5.62%	5.04%		5.96%	7.22%
Ratio of operating expenses to average net assets including waivers	2.00	%(e)	2.00%	2.00%	2.00%		2.00%	2.00%
Ratio of net investment (loss) to average net assets excluding waivers	(2.77	%)(e)	(2.14%)	(2.90%)	(3.07%)		(4.62%)	(5.49%)
Ratio of net investment income/(loss) to average net assets including waivers	0.19	%(e)	0.67%	0.72%	(0.03%)		(0.66%)	(0.27%)
Portfolio turnover rate	27%		72%	70%	31%		70%	111%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)	Amount represents less than $0.005 per common share.
(c)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(d)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(e)	Annualized.

See Notes to Financial Statements.

Cullen Small Cap Value Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$13.60		$13.19	$13.69	$16.45	$9.68	$11.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.22	0.24	0.18	0.05	0.08
Net realized and unrealized gain/loss	1.10		0.52	0.35	(1.09)	6.75	(1.69)
Total from Investment Operations	1.19		0.74	0.59	(0.91)	6.80	(1.61)

DISTRIBUTIONS:
From distributable earnings	(0.66)		(0.33)	(1.09)	(1.85)	(0.03)	(0.37)
Total Distributions	(0.66)		(0.33)	(1.09)	(1.85)	(0.03)	(0.37)

Net Increase/(Decrease) in net asset value	0.53		0.41	(0.50)	(2.76)	6.77	(1.98)
Net Asset Value, End of Period	$14.13		$13.60	$13.19	$13.69	$16.45	$9.68
TOTAL RETURN(b)	8.75%		5.61%	4.25%	(6.11%)	70.34%	(14.49%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$10,745		$9,928	$12,288	$7,848	$7,817	$3,570
Ratio of operating expenses to average net assets excluding waivers	3.95	%(d)	3.80%	4.56%	4.00%	4.72%	7.57%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets excluding waivers	(1.76	%)(d)	(1.16%)	(1.84%)	(1.85%)	(3.38%)	(5.80%)
Ratio of net investment income to average net assets including waivers	1.19	%(d)	1.64%	1.72%	1.15%	0.34%	0.77%
Portfolio turnover rate	27%		72%	70%	31%	70%	111%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$13.53		$13.61	$13.27	$15.85	$13.87	$16.56

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.22	0.19	0.20	0.25	0.26
Net realized and unrealized gain/loss	0.34		0.89	1.06	(1.10)	3.99	(0.93)
Total from Investment Operations	0.43		1.11	1.25	(0.90)	4.24	(0.67)

DISTRIBUTIONS:
From distributable earnings	(0.51)		(1.19)	(0.91)	(1.68)	(2.26)	(2.02)
Total Distributions	(0.51)		(1.19)	(0.91)	(1.68)	(2.26)	(2.02)

Net Increase/(Decrease) in net asset value	(0.08)		(0.08)	0.34	(2.58)	1.98	(2.69)
Net Asset Value, End of Period	$13.45		$13.53	$13.61	$13.27	$15.85	$13.87
TOTAL RETURN(b)	3.19%		8.70%	9.67%	(6.72%)	33.12%	(5.38%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,538		$1,617	$1,953	$1,947	$2,231	$1,358
Ratio of operating expenses to average net assets excluding waivers	2.66	%(d)	2.68%	3.54%	2.23%	2.31%	2.25%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.38	%)(d)	(0.04%)	(1.11%)	0.07%	0.34%	0.50%
Ratio of net investment income to average net assets including waivers	1.28	%(d)	1.64%	1.43%	1.30%	1.65%	1.75%
Portfolio turnover rate	8%		27%	27%	36%	40%	18%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$13.49		$13.58	$13.24	$15.82	$13.85	$16.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.12	0.09	0.09	0.12	0.15
Net realized and unrealized gain/loss	0.34		0.88	1.06	(1.11)	4.00	(0.93)
Total from Investment Operations	0.38		1.00	1.15	(1.02)	4.12	(0.78)

DISTRIBUTIONS:
From distributable earnings	(0.46)		(1.09)	(0.81)	(1.56)	(2.15)	(1.92)
Total Distributions	(0.46)		(1.09)	(0.81)	(1.56)	(2.15)	(1.92)

Net Increase/(Decrease) in net asset value	(0.08)		(0.09)	0.34	(2.58)	1.97	(2.70)
Net Asset Value, End of Period	$13.41		$13.49	$13.58	$13.24	$15.82	$13.85
TOTAL RETURN(b)	2.82%		7.85%	8.88%	(7.45%)	32.18%	(6.11%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$367		$522	$711	$783	$596	$360
Ratio of operating expenses to average net assets excluding waivers	3.40	%(d)	3.43%	4.28%	3.01%	3.05%	2.93%
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment (loss) to average net assets excluding waivers	(1.13	%)(d)	(0.79%)	(1.85%)	(0.66%)	(0.49%)	(0.20%)
Ratio of net investment income to average net assets including waivers	0.52	%(d)	0.89%	0.68%	0.60%	0.81%	0.98%
Portfolio turnover rate	8%		27%	27%	36%	40%	18%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Value Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$13.47		$13.55	$13.22	$15.80	$13.84	$16.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.25	0.23	0.24	0.28	0.31
Net realized and unrealized gain/loss	0.35		0.89	1.05	(1.10)	3.98	(0.93)
Total from Investment Operations	0.46		1.14	1.28	(0.86)	4.26	(0.62)

DISTRIBUTIONS:
From distributable earnings	(0.53)		(1.22)	(0.95)	(1.72)	(2.30)	(2.09)
Total Distributions	(0.53)		(1.22)	(0.95)	(1.72)	(2.30)	(2.09)

Net Increase/(Decrease) in net asset value	(0.07)		(0.08)	0.33	(2.58)	1.96	(2.71)
Net Asset Value, End of Period	$13.40		$13.47	$13.55	$13.22	$15.80	$13.84
TOTAL RETURN(b)	3.40%		8.98%	9.96%	(6.51%)	33.42%	(5.12%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$21,312		$20,660	$19,756	$20,795	$24,287	$21,644
Ratio of operating expenses to average net assets excluding waivers	2.41	%(d)	2.42%	3.29%	1.98%	2.08%	1.88%
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss) to average net assets excluding waivers	(0.13	%)(d)	0.22%	(0.86%)	0.31%	0.59%	0.84%
Ratio of net investment income to average net assets including waivers	1.53	%(d)	1.89%	1.68%	1.54%	1.92%	1.97%
Portfolio turnover rate	8%		27%	27%	36%	40%	18%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$12.89		$10.90	$9.74	$12.30	$8.95	$10.26

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.37	0.46	0.36	0.29	0.27
Net realized and unrealized gain/loss	(0.24)		2.03	1.14	(2.54)	3.30	(1.23)
Total from Investment Operations	(0.13)		2.40	1.60	(2.18)	3.59	(0.96)

DISTRIBUTIONS:
From distributable earnings	(0.29)		(0.41)	(0.44)	(0.38)	(0.24)	(0.35)
Total Distributions	(0.29)		(0.41)	(0.44)	(0.38)	(0.24)	(0.35)

Net Increase/(Decrease) in net asset value	(0.42)		1.99	1.16	(2.56)	3.35	(1.31)
Net Asset Value, End of Period	$12.47		$12.89	$10.90	$9.74	$12.30	$8.95
TOTAL RETURN(b)	(1.08%)		22.55%	16.93%	(17.95%)	40.49%	(9.47%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$44,620		$36,907	$9,734	$7,492	$9,819	$10,199
Ratio of operating expenses to average net assets excluding waivers	1.45	%(d)	1.47%	1.54%	1.49%	1.52%	1.49%
Ratio of operating expenses to average net assets including waivers	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets excluding waivers	1.59	%(d)	2.85%	4.26%	2.91%	2.35%	2.51%
Ratio of net investment income to average net assets including waivers	1.79	%(d)	3.07%	4.55%	3.15%	2.62%	2.75%
Portfolio turnover rate	58%		74%	65%	87%	80%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$12.66		$10.73	$9.59	$12.14	$8.84	$10.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.24	0.37	0.28	0.21	0.19
Net realized and unrealized gain/loss	(0.25)		2.04	1.13	(2.51)	3.26	(1.21)
Total from Investment Operations	(0.18)		2.28	1.50	(2.23)	3.47	(1.02)

DISTRIBUTIONS:
From distributable earnings	(0.24)		(0.35)	(0.36)	(0.32)	(0.17)	(0.28)
Total Distributions	(0.24)		(0.35)	(0.36)	(0.32)	(0.17)	(0.28)

Net Increase/(Decrease) in net asset value	(0.42)		1.93	1.14	(2.55)	3.30	(1.30)
Net Asset Value, End of Period	$12.24		$12.66	$10.73	$9.59	$12.14	$8.84
TOTAL RETURN(b)	(1.46%)		21.66%	16.10%	(18.58%)	39.51%	(10.20%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$1,564		$1,612	$1,405	$1,405	$1,869	$1,467
Ratio of operating expenses to average net assets excluding waivers	2.19	%(d)	2.22%	2.29%	2.24%	2.27%	2.24%
Ratio of operating expenses to average net assets including waivers	2.00	%(d)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets excluding waivers	0.96	%(d)	1.85%	3.46%	2.20%	1.65%	1.75%
Ratio of net investment income to average net assets including waivers	1.15	%(d)	2.06%	3.75%	2.44%	1.92%	1.99%
Portfolio turnover rate	58%		74%	65%	87%	80%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Emerging Markets High Dividend Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$13.01		$10.99	$9.82	$12.39	$9.01	$10.33

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.38	0.49	0.48	0.33	0.29
Net realized and unrealized gain/loss	(0.25)		2.07	1.14	(2.65)	3.32	(1.23)
Total from Investment Operations	(0.12)		2.45	1.63	(2.17)	3.65	(0.94)

DISTRIBUTIONS:
From distributable earnings	(0.30)		(0.43)	(0.46)	(0.40)	(0.27)	(0.38)
Total Distributions	(0.30)		(0.43)	(0.46)	(0.40)	(0.27)	(0.38)

Net Increase/(Decrease) in net asset value	(0.42)		2.02	1.17	(2.57)	3.38	(1.32)
Net Asset Value, End of Period	$12.59		$13.01	$10.99	$9.82	$12.39	$9.01
TOTAL RETURN(b)	(0.95%)		22.85%	17.18%	(17.75%)	40.91%	(9.26%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$893,692		$788,383	$416,125	$302,300	$289,113	$237,242
Ratio of operating expenses to average net assets excluding waivers	1.20	%(d)	1.22%	1.29%	1.24%	1.27%	1.24%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	1.88	%(d)	2.92%	4.52%	3.95%	2.71%	2.73%
Ratio of net investment income to average net assets including waivers	2.08	%(d)	3.14%	4.81%	4.19%	2.98%	2.97%
Portfolio turnover rate	58%		74%	65%	87%	80%	70%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Retail Class
Net Asset Value, Beginning of Period	$10.06		$10.29	$10.15	$11.44	$8.95	$10.15

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.34	0.32	0.29	0.26	0.25
Net realized and unrealized gain/loss	0.24		0.07	0.38	(0.60)	2.77	(0.86)
Total from Investment Operations	0.40		0.41	0.70	(0.31)	3.03	(0.61)

DISTRIBUTIONS:
From distributable earnings	(0.29)		(0.34)	(0.39)	(0.98)	(0.54)	(0.38)
From tax return of capital	—		(0.30)	(0.17)	—	—	(0.21)
Total Distributions	(0.29)		(0.64)	(0.56)	(0.98)	(0.54)	(0.59)

Net Increase/(Decrease) in net asset value	0.11		(0.23)	0.14	(1.29)	2.49	(1.20)
Net Asset Value, End of Period	$10.17		$10.06	$10.29	$10.15	$11.44	$8.95
TOTAL RETURN(b)	3.83%		4.13%	7.11%	(3.19%)	34.77%	(6.08%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$5,429		$5,423	$5,154	$3,078	$2,395	$1,899
Ratio of operating expenses to average net assets excluding waivers	1.52	%(d)	1.50%	1.53%	1.56%	1.81%	1.94%
Ratio of operating expenses to average net assets including waivers	1.00	%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets excluding waivers	2.50	%(d)	2.86%	2.54%	2.01%	1.72%	1.66%
Ratio of net investment income to average net assets including waivers	3.02	%(d)	3.36%	3.07%	2.57%	2.53%	2.60%
Portfolio turnover rate	76%		125%	176%	93%	139%	170%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class C
Net Asset Value, Beginning of Period	$10.08		$10.31	$10.16	$11.47	$8.98	$10.17

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.26	0.24	0.20	0.18	0.17
Net realized and unrealized gain/loss	0.24		0.07	0.39	(0.59)	2.77	(0.85)
Total from Investment Operations	0.36		0.33	0.63	(0.39)	2.95	(0.68)

DISTRIBUTIONS:
From distributable earnings	(0.25)		(0.30)	(0.34)	(0.92)	(0.46)	(0.33)
From tax return of capital	—		(0.26)	(0.14)	—	—	(0.18)
Total Distributions	(0.25)		(0.56)	(0.48)	(0.92)	(0.46)	(0.51)

Net Increase/(Decrease) in net asset value	0.11		(0.23)	0.15	(1.31)	2.49	(1.19)
Net Asset Value, End of Period	$10.19		$10.08	$10.31	$10.16	$11.47	$8.98
TOTAL RETURN(b)	3.52%		3.35%	6.39%	(3.88%)	33.66%	(6.72%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$8,300		$8,592	$10,016	$7,127	$6,590	$4,311
Ratio of operating expenses to average net assets excluding waivers	2.28	%(d)	2.26%	2.29%	2.32%	2.55%	2.67%
Ratio of operating expenses to average net assets including waivers	1.75	%(d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets excluding waivers	1.72	%(d)	2.10%	1.72%	1.24%	0.96%	0.88%
Ratio of net investment income to average net assets including waivers	2.25	%(d)	2.61%	2.26%	1.81%	1.76%	1.80%
Portfolio turnover rate	76%		125%	176%	93%	139%	170%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Enhanced Equity Income Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended December 31, 2024 (Unaudited)		For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Class I
Net Asset Value, Beginning of Period	$10.15		$10.38	$10.23	$11.51	$9.00	$10.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.36	0.35	0.31	0.29	0.28
Net realized and unrealized gain/loss	0.23		0.07	0.39	(0.59)	2.78	(0.88)
Total from Investment Operations	0.41		0.43	0.74	(0.28)	3.07	(0.60)

DISTRIBUTIONS:
From distributable earnings	(0.30)		(0.35)	(0.42)	(1.00)	(0.56)	(0.39)
From tax return of capital	—		(0.31)	(0.17)	—	—	(0.22)
Total Distributions	(0.30)		(0.66)	(0.59)	(1.00)	(0.56)	(0.61)

Net Increase/(Decrease) in net asset value	0.11		(0.23)	0.15	(1.28)	2.51	(1.21)
Net Asset Value, End of Period	$10.26		$10.15	$10.38	$10.23	$11.51	$9.00
TOTAL RETURN(b)	4.03%		4.38%	7.45%	(2.90%)	35.09%	(5.92%)

RATIOS/SUPPLEMENTAL DATA:(c)
Net Assets, End of Period (000s)	$137,960		$143,926	$217,611	$160,092	$70,940	$39,697
Ratio of operating expenses to average net assets excluding waivers	1.27	%(d)	1.25%	1.28%	1.28%	1.54%	1.68%
Ratio of operating expenses to average net assets including waivers	0.75	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets excluding waivers	2.73	%(d)	3.08%	2.76%	2.20%	1.96%	1.91%
Ratio of net investment income to average net assets including waivers	3.25	%(d)	3.58%	3.29%	2.73%	2.75%	2.84%
Portfolio turnover rate	76%		125%	176%	93%	139%	170%

(a)	Calculated based on the average number of common shares outstanding during each fiscal period.
(b)

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period. Total return based on common share market value assumes the purchase of common shares at the market price on the first day and sale of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under the Fund's distribution reinvestment plan.

(c)	Ratios do not reflect the proportionate share of income and expenses of the underlying investee funds.
(d)	Annualized.

See Notes to Financial Statements.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C and Class I Shares. Each class of shares differs principally in its respective distribution expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' advisor, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2024, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued) (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2024 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$281,597,594	$—	$—	$281,597,594
Total	$281,597,594	$—	$—	$281,597,594

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$684,980,250	$—	$—	$684,980,250
Total	$684,980,250	$—	$—	$684,980,250

hInvestments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$10,735,277	$—	$—	$10,735,277
Exchange-Traded Funds	416,663	—	—	416,663
Total	$11,151,940	$—	$—	$11,151,940

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$22,936,905	$—	$—	$22,936,905
Total	$22,936,905	$—	$—	$22,936,905

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$899,016,593	$—	$—	$899,016,593
Preferred Stocks	498	—	—	498
Participatory Notes(b)	—	21,453,100	—	21,453,100
Total	$899,017,091	$21,453,100	$—	$920,470,191

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$151,116,201	$—	$—	$151,116,201
Total	$151,116,201	$—	$—	$151,116,201
Other Financial Instruments(c)
Written Options	$(29,028)	$—	$—	$(29,028)
Total	$(29,028)	$—	$—	$(29,028)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued) (Unaudited)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2024:

	Asset Derivatives Statement of Assets and Liabilities Location		Liability Derivatives Statement of Assets and Liabilities Location
	Location	Fair Value	Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	N/A	$—	Written options, at value	$(29,028)
Total		$—		$(29,028)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2024:

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Change in Unrealized Appreciation/ Depreciation on Derivatives
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation/depreciation on written options	$1,523,392	$(3,027)
Total		$1,523,392	$(3,027)

The average value of rights contracts for the period in which the Cullen Emerging Markets High Dividend Fund held rights during the six months ended December 31, 2024, is noted below:

Average Rights Value
Cullen Emerging Markets High Dividend Fund	$561,405

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued) (Unaudited)

The average written call option notional value during the six months ended December 31, 2024 for Cullen Enhanced Equity Income Fund was:

Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$24,920,002

NOTE 3 - CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
Cullen International High Dividend Fund
Retail Class
Shares sold	185,221	233,157
Dividends reinvested	10,942	17,662
Shares redeemed	(64,688)	(317,005)
Net increase/decrease in shares outstanding	131,475	(66,186)
Class C
Shares sold	—	26,744
Dividends reinvested	1,335	2,687
Shares redeemed	(16,399)	(56,638)
Net decrease in shares outstanding	(15,064)	(27,207)
Class I
Shares sold	3,353,474	8,381,724
Dividends reinvested	525,848	698,988
Shares redeemed	(3,886,316)	(6,649,613)
Net increase/decrease in shares outstanding	(6,994)	2,431,099
Class R2
Shares sold	—	—
Dividends reinvested	1	2
Shares redeemed	(61)	(1)
Net increase/decrease in shares outstanding	(60)	1
Cullen High Dividend Equity Fund
Retail Class
Shares sold	407,742	2,547,458
Dividends reinvested	703,722	682,654
Shares redeemed	(974,009)	(4,055,083)
Net increase/decrease in shares outstanding	137,455	(824,971)
Class C
Shares sold	48,685	196,786
Dividends reinvested	211,639	203,719
Shares redeemed	(342,235)	(815,205)
Net decrease in shares outstanding	(81,911)	(414,700)
Class I
Shares sold	3,746,290	9,255,963
Dividends reinvested	5,011,787	4,787,921
Shares redeemed	(8,572,151)	(22,191,254)
Net increase/decrease in shares outstanding	185,926	(8,147,370)
Class R1
Shares sold	524	2,600
Dividends reinvested	447	10,756
Shares redeemed	(81,450)	(73)
Net increase/decrease in shares outstanding	(80,479)	13,283
Class R2
Shares sold	100	6,203
Dividends reinvested	288	6,516
Shares redeemed	(49,816)	(5,769)
Net increase/decrease in shares outstanding	(49,428)	6,950

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued) (Unaudited)

	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
Cullen Small Cap Value Fund
Retail Class
Shares sold	6,332	1,286
Dividends reinvested	1,323	698
Shares redeemed	(6,342)	(18,690)
Net increase/decrease in shares outstanding	1,313	(16,706)
Class C
Shares sold	—	—
Dividends reinvested	501	139
Shares redeemed	(527)	(439)
Net decrease in shares outstanding	(26)	(300)
Class I
Shares sold	73,245	72,598
Dividends reinvested	34,120	19,239
Shares redeemed	(77,057)	(293,304)
Net increase/decrease in shares outstanding	30,308	(201,467)
Cullen Value Fund
Retail Class
Shares sold	3,637	71,962
Dividends reinvested	4,185	12,240
Shares redeemed	(12,976)	(108,201)
Net decrease in shares outstanding	(5,154)	(23,999)
Class C
Shares sold	—	1,917
Dividends reinvested	953	3,525
Shares redeemed	(12,327)	(19,130)
Net decrease in shares outstanding	(11,374)	(13,688)
Class I
Shares sold	9,531	18,085
Dividends reinvested	60,295	136,722
Shares redeemed	(12,227)	(79,062)
Net increase in shares outstanding	57,599	75,745
Cullen Emerging Markets High Dividend Fund
Retail Class
Shares sold	1,487,085	2,599,575
Dividends reinvested	69,000	57,133
Shares redeemed	(840,454)	(685,852)
Net increase in shares outstanding	715,631	1,970,856
Class C
Shares sold	3,272	1,181
Dividends reinvested	2,377	3,854
Shares redeemed	(5,202)	(8,588)
Net increase/decrease in shares outstanding	447	(3,553)
Class I
Shares sold	23,434,283	34,311,588
Dividends reinvested	1,269,665	1,657,479
Shares redeemed	(14,307,327)	(13,232,802)
Net increase in shares outstanding	10,396,621	22,736,265

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued) (Unaudited)

	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
Cullen Enhanced Equity Income Fund
Retail Class
Shares sold	77,111	555,787
Dividends reinvested	13,184	39,572
Shares redeemed	(95,473)	(557,184)
Net increase/decrease in shares outstanding	(5,178)	38,175
Class C
Shares sold	84,280	134,960
Dividends reinvested	17,623	45,579
Shares redeemed	(139,705)	(299,891)
Net decrease in shares outstanding	(37,802)	(119,352)
Class I
Shares sold	831,726	4,013,707
Dividends reinvested	373,624	935,645
Shares redeemed	(1,941,416)	(11,735,875)
Net decrease in shares outstanding	(736,066)	(6,786,523)

NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2024 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cullen International High Dividend Fund	$171,955,855	$167,172,030
Cullen High Dividend Equity Fund	162,289,621	246,149,914
Cullen Small Cap Value Fund	3,090,177	3,165,722
Cullen Value Fund	1,968,454	2,077,530
Cullen Emerging Markets High Dividend Fund	651,867,166	514,279,892
Cullen Enhanced Equity Income Fund	120,730,392	126,921,147

NOTE 5 - FEDERAL TAX INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of December 31, 2024.

The tax composition of distributions paid during the year ended June 30, 2024 was as follows:

		Long-Term Capital Return of Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$11,518,951	$—	$—
Cullen High Dividend Equity Fund	19,945,544	70,427,311	—
Cullen Small Cap Value Fund	188,080	87,391	—
Cullen Value Fund	407,128	1,548,863	—
Cullen Emerging Markets High Dividend Fund	22,242,742	—	—
Cullen Enhanced Equity Income Fund	6,143,765	—	4,716,979

As of December 31, 2024 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/ (depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes(a)
Cullen International High Dividend Fund	$59,180,057	$(11,331,912)	$(69,170)	$47,778,975	$233,749,449
Cullen High Dividend Equity Fund	330,313,881	(1,455,600)	(1,906)	328,856,375	356,121,969
Cullen Small Cap Value Fund	2,363,262	(692,034)	—	1,671,228	9,480,712
Cullen Value Fund	9,515,485	(481,871)	—	9,033,614	13,903,291
Cullen Emerging Markets High Dividend Fund	183,567,547	(51,711,694)	(10,565)	131,845,288	788,614,338
Cullen Enhanced Equity Income Fund	9,395,260	(17,556,127)	(741)	(8,161,608)	159,277,068

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sales, partnership investments, straddles, and passive foreign investment company adjustments for the Funds.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued) (Unaudited)

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2025, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Value Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.25%, 2.00% and 1.00% of the average daily net assets of the Retail Class, Class C, and Class I, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) exceed 1.00%, 1.75% and 0.75% of the average daily net assets of the Retail Class, Class C and Class I, respectively. To the extent that the Investment Advisor reimburses a Fund or waives fees otherwise payable by a Fund to the Investment Advisor during any year with respect to a class of the Fund, and the total expenses borne by such respective class, (including the Investment Advisor’s fee and any such reimbursement but excluding all acquired fund fees and expenses, interest, taxes, and extraordinary expenses) does not exceed the limits described above, the Fund agrees to reimburse the Investment Advisor for such reimbursements or fee waivers, provided that such do not exceed the lesser of (i) the expense limitation in effect at the time of the waiver, and (ii) the expense limitation in effect at the time of the reimbursement. Any amounts that may be payable by a Fund to the Investment Advisor after the third year following the time the expenses were initially incurred by the Fund or waived/reimbursed by the Investment Advisor to the Fund, whichever is later, shall be extinguished and the Fund shall have no further obligation to pay the Investment Advisor for such reimbursement or fee waiver.

Cullen Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (Continued) (Unaudited)

As of December 31, 2024, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring
	June 30, 2025	June 30, 2026	June 30, 2027	December 31, 2027
Cullen International High Dividend Fund
Retail Class	$5,627	$14,020	$10,765	$5,353
Class C	1,455	3,149	1,937	799
Class I	225,915	610,285	601,607	335,791
Total	$232,997	$627,454	$614,309	$341,943
Cullen High Dividend Equity Fund
Retail Class	$201,250	$365,599	$298,532	$143,367
Class C	58,987	112,052	92,090	42,295
Class I	1,589,551	3,051,411	2,475,106	1,180,195
Total	$1,849,788	$3,529,062	$2,865,728	$1,365,857
Cullen Small Cap Value Fund
Retail Class	$8,962	$30,988	$11,920	$5,740
Class C	1,846	3,859	3,495	2,066
Class I	114,267	368,384	310,944	161,021
Total	$125,075	$403,231	$326,359	$168,827
Cullen Value Fund
Retail Class	$14,208	$50,641	$29,561	$13,415
Class C	4,997	19,665	10,030	4,140
Class I	146,936	527,536	328,810	180,673
Total	$166,141	$597,842	$368,401	$198,228
Cullen Emerging Markets High Dividend Fund
Retail Class	$10,221	$23,719	$42,819	$40,290
Class C	1,933	4,046	3,203	1,548
Class I	374,800	967,747	1,283,330	856,072
Total	$386,954	$995,512	$1,329,352	$897,910
Cullen Enhanced Equity Income Fund
Retail Class	$7,632	$28,870	$34,433	$15,257
Class C	18,664	47,118	45,451	22,405
Class I	291,509	937,747	794,701	387,311
Total	$317,805	$1,013,735	$874,585	$424,973

The investment advisory fees with respect to each Fund payable to the Investment Advisor (subject to any fee reductions pursuant to the expense limitation agreements in effect at any time) is paid by such Fund as of each month-end. To the extent any fee reductions or expense reimbursements made pursuant to the expense limitation agreements exceed the investment advisory fee payable to the Investment Advisor for a month, the Investment Advisor remits payment representing the difference to the applicable Fund shortly following each month end.

Paralel Technologies LLC (“PRT”) serves as the Funds’ administrator and transfer agent and provides all administrative, fund accounting and transfer agency services to the Funds. Paralel Distributors LLC, an affiliate of PRT, serves as the Funds’ distributor. Brown Brothers Harriman serves as the Funds’ custodian.

NOTE 7 - DISTRIBUTION PLAN

The Funds’ have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% and 1.00% of the average daily net assets of Retail Class and Class C, respectively. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

NOTE 8 - FOREIGN INVESTMENT RISK

The Funds invest in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

NOTE 9 - SIGNIFICANT SHAREHOLDERS

At December 31, 2024, the Cullen Small Cap Value Fund had an affiliated shareholder who held 45.12% of the Fund’s outstanding shares and the Cullen Value Fund had an affiliated shareholder who held 45.40% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

Paralel Distributors LLC

1700 Broadway, Suite 1850

Denver, CO 80290

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

787 Seventh Avenue

New York, NY 10019

ADMINISTRATOR AND ACCOUNTANT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Paralel Technologies LLC

1700 Broadway, Suite 1850

Denver, CO 80290

CUSTODIAN

Brown Brothers Harriman

140 Broadway

New York, NY 10005

Must be accompanied or preceded by a prospectus.

Paralel Distributors LLC is the Distributor for the Cullen Funds.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the registrant during the period covered by this report to: (1) All trustees for regular compensation; (2) Each trustee for special compensation; (3) All officers; and (4) Each person of whom any officer or trustee of the Fund is an affiliated person is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the period covered by this semi-annual report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 6, 2025

By:	/s/ Stephen O’Neil
Stephen O’Neil
Treasurer

Date:	March 6, 2025